UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Brian C. Janssen

Intermediate Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Annual report for the year ended August 31, 2020

Invest with the
goal of income
and stability

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	4.45%	2.17%	1.84%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.63% for Class A shares as of the prospectus dated October 30, 2020 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of September 30, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.38%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.33%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a $10,000 investment

4	Summary investment portfolio

9	Financial statements

34	Board of trustees and other officers

Fellow investors:

After more than a decade of expansion, COVID-19 shook markets and led to the first economic contraction since the financial crisis. The equity volatility that ensued sparked a flight to safety that helped to produce positive returns across most fixed income sectors. For the 12 months ended August 31, 2020, Intermediate Bond Fund of America (IBFA) returned 6.89%.

By comparison, the Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, gained 5.30%. In November 2019, the fund adopted a secondary internal benchmark that better fits its investing approach: Bloomberg Barclays 75% U.S. Government/Credit 1-7 Years 25% Securitized Index. It notched a 5.23% return. The Lipper Short-Intermediate Investment Grade Debt Funds Average returned 4.62%. Results for other time periods are shown in the table below.

Investors who reinvested monthly dividends totaling about 20 cents a share earned an income return of 1.51%. For those who took their dividends in cash, the figure was 1.50%. The fund’s share price rose to $14.22 from $13.62.

Bond market overview

It was a turbulent year for markets, providing the sort of environment in which high-quality bonds often shine. This result played out as yields fell across all Treasury maturities, driving up bond values.

When the fund’s fiscal year began in September 2019, the Federal Reserve had already begun cutting rates in response to weakening global growth and modest inflation — despite extremely low U.S. unemployment. After 25-basis-point cuts in each of its September and October meetings, the central bank paused until March. U.S. central bankers responded to the pandemic’s potential impact at that time, announcing two more dramatic cuts of 50 and 100 basis points to put the federal funds target rate between 0% and 0.25%.

Lower rates and market catalysts, such as the flight to quality, sent yields tumbling. This led to a sharp return for the Bloomberg Barclays U.S. Treasury Index*, which gained 6.98% over the fiscal year.

In general, higher quality bond sectors outpaced lower quality sectors, with investment-grade corporates (those rated BBB or higher by the rating agencies)

Results at a glance

For periods ended August 31, 2020, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime[1]

Intermediate Bond Fund of America (Class A shares)	6.89%	3.72%	2.80%	2.12%	4.60%
Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index[2]	5.30	3.69	2.89	2.33	5.20
Bloomberg Barclays 75% U.S. Government/Credit 1-7 Years 25% Securitized Index[3]	5.23	3.82	3.14	2.68	—
Lipper Short-Intermediate Investment Grade Debt Funds Average[4]	4.62	3.19	2.70	2.44	5.15

[1]	Since February 19, 1988.
[2]	Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. The indexes are unmanaged and, therefore, have no expenses.
Source: Bloomberg Index Services Ltd.
[3]	Bloomberg Barclays 75% Government Credit 1-7 Years 25% Securitized Index is a blended index consisting of 75% Bloomberg Barclays Government Credit 1-7 Years Index (defined in the previous footnote, but not excluding BBB-rated securities) and 25% Bloomberg Barclays U.S. Securitized Index. This latter component is a market value-weighted index that tracks the total return of dollar-denominated mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Source: Bloomberg Index Services Ltd.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Refinitiv Lipper.

Intermediate Bond Fund of America	1

outpacing high-yield corporates (rated below BBB). Credit spreads, the premium investors are paid for taking on credit risk compared to Treasuries, widened sharply when volatility deepened but recovered somewhat as markets calmed. Issuance was strong during the year, as companies sought more bonds in order to cash in on cheap debt and shore up their capital positions.

Inside the portfolio

The year saw elevated volatility, with bond downgrades and spread widening in riskier credit sectors. This environment exemplifies the sort in which a fixed income fund like IBFA should shine when remaining focused on investing in high-quality fixed income. Examples of this include U.S. Treasuries, investment-grade corporate bonds and mortgage-backed securities — investments that aim to provide stability to a portfolio.

Managers did not go into 2020 anticipating the sort of crisis that unfolded. However, the portfolio had a defensive position due to concerns about looming risks, corporate bonds appearing broadly overvalued and the economic expansion being in the late part of its cycle. The fund consequently outpaced its benchmarks and Lipper peer group average.

The weighting of investments in bonds of different maturities across the Treasury yield curve contributed significantly to the fund’s return. Expressed as a defensive posture, exposure to shorter dated maturities exceeded that of longer dated maturities. This was in anticipation of yield curve steepening, meaning that shorter maturity bond yields would fall relative to those of bonds with longer maturities.

Once managers sensed that the market had hit a trough, they began carefully adding risk back into the portfolio by cutting exposure to Treasuries and adding risk in sectors such as mortgage bonds and investment-grade corporate bonds. They also reduced the fund’s exposure to interest rate risk, anticipating that rates may not fall much farther from their lows.

To manage duration and curve positioning, the fund used both cash bonds and derivatives, such as interest rate swaps and futures. These derivatives were used primarily as a price-efficient way to shift interest rate exposure away from longer maturities and toward shorter maturities. Over the year, the fund’s interest rate swaps had a modest net negative impact on results. Credit default swaps were also used to manage credit risk, which enhanced results as credit spreads widened.

Looking ahead

As the COVID-19 pandemic effects ease, either through successful isolation tactics or a vaccine, economic growth should begin to recover. However, managers do not expect that rebound to be instantaneous.

Many companies that have laid off workers will need to rehire some back. But in many cases, we may see business maintained with fewer employees, indicating a delayed return to low levels of unemployment. However, higher productivity may lead to stronger corporate profits amid the recovery, creating a positive tailwind for credit. Many of these firms that see rising profits may have taken advantage of low yields by increasing their debt load over the past year. They could be tempted to plow that cash into share buybacks, rather than take the prudent course of paying down that debt. This strategy would create a headwind on their corporate bond valuations. As such, careful analysis of specific fixed income issuers and securities in this sector will be vital to finding value.

Mortgage-backed securities may also appear more attractive relative to corporates with similar characteristics. In the late part of the refinancing cycle, prepayment impacts are likely to wane. The Fed’s continued purchases of mortgage securities also creates a technical headwind for some of these bonds. Asset-backed security issuers that endured the recession could also provide some attractive investment opportunities.

Managers expect the Fed to follow through with its plans to maintain very low interest rates for an extended period — even after the economy has recovered and unemployment is low. If its strategy works, then it could lead to elevated inflation in years to come, but probably not in the near term.

Bouts of volatility are likely to persist for some time given how much uncertainty remains in markets due to both the impacts of COVID-19 and coming elections in the U.S. As always, Intermediate Bond Fund of America will work to provide stability to our investors’ portfolios no matter what the future holds.

On a personal note, I will be retiring at the end of the year after 27 years with Capital Group and 41 years in the profession. Just as our own lives have their cycles, so too do markets. While something may appear all-consuming in the moment, I have learned to trust the adage that “this too shall pass.” Monetary policymakers’ recent low interest rate policies push us to work even harder to balance pursuing returns while preserving capital. I have the utmost faith in our investment team’s deep experience, prudence, clarity of vision, adaptability and stickability. I will hand the baton to my friend and colleague John Queen to take over as president. I am confident he will have our best interests at heart as shareholders of Intermediate Bond Fund of America.

I have appreciated your support over the years, and our team looks forward to reporting to you again in six months.

Sincerely,

Mark A. Brett

President

October 13, 2020

For current information about the fund, visit capitalgroup.com.

*	The Bloomberg Barclays U.S. Treasury Index includes public obligations of the U.S. Treasury, i.e. U.S. government bonds. Certain Treasury bills are excluded by a maturity constraint. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded.

2	Intermediate Bond Fund of America

The value of a $10,000 investment

How a hypothetical $10,000 investment has grown (for the period February 19, 1988, to August 31, 2020, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 4.75% prior to January 10, 2000, and 3.75% from that date until October 31, 2006.
[3]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[4]	Results of the Lipper Short-Intermediate Investment Grade Debt Funds Average do not reflect any sales charges. Lipper Source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	For the period February 19, 1988, commencement of operations, through August 31, 1988.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2020)*

	1 year	5 years	10 years

Class A shares	4.21%	2.28%	1.86%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Intermediate Bond Fund of America	3

Summary investment portfolio August 31, 2020

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	19.35%
AAA/Aaa	50.46
AA/Aa	6.04
A/A	11.73
BBB/Baa	6.77
Other	.01
Short-term securities & other assets less liabilities	5.64
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 94.35%	Principal amount (000)	Value (000)
Mortgage-backed obligations 46.01%
Federal agency mortgage-backed obligations 40.14%
Fannie Mae Pool #MA3687 4.00% 2049[1]	$144,172	$153,574
Fannie Mae Pool #CA5687 3.00% 2050[1]	147,839	160,152
Fannie Mae Pool #CA5689 3.00% 2050[1]	147,729	159,293
Fannie Mae Pool #CA5333 3.00% 2050[1]	96,741	103,982
Fannie Mae Pool #CA5731 3.00% 2050[1]	89,490	95,518
Fannie Mae 0%–9.11% 2022–2050[1,2]	575,513	619,650
Freddie Mac Pool #SD7512 3.00% 2050[1]	95,538	102,227
Freddie Mac Pool #SD7514 3.50% 2050[1]	372,479	400,059
Freddie Mac 0%–5.27% 2023–2050[1,2]	538,428	585,439
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[1]	84,956	91,644
Government National Mortgage Assn. 2.00% 2050[1,3]	557,511	574,868
Government National Mortgage Assn. 2.50% 2050[1,3]	661,604	696,027
Government National Mortgage Assn. 3.50% 2050[1,3]	112,929	118,959
Government National Mortgage Assn. Pool #MA6767 3.50% 2050[1]	75,842	80,849
Government National Mortgage Assn. 2.50%–5.00% 2042–2050[1,3]	63,559	67,320
Uniform Mortgage-Backed Security 1.50% 2035[1,3]	924,870	945,209
Uniform Mortgage-Backed Security 1.50% 2035[1,3]	586,203	598,934
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	1,159,117	1,204,577
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	555,000	577,504
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	250,000	259,580
Uniform Mortgage-Backed Security 2.50% 2035[1,3]	147,987	154,970
Uniform Mortgage-Backed Security 2.00% 2050[1,3]	181,241	186,075
Uniform Mortgage-Backed Security 2.50% 2050[1,3]	200,000	209,725
Uniform Mortgage-Backed Security 2.50% 2050[1,3]	155,000	162,861
Uniform Mortgage-Backed Security 3.00% 2050[1,3]	119,037	125,288
Uniform Mortgage-Backed Security 3.50% 2050[1,3]	1,445,464	1,524,627
Uniform Mortgage-Backed Securities 3.00%–4.50% 2035–2050[1,3]	44,152	46,586
Other securities		814,076
		10,819,573

4	Intermediate Bond Fund of America

	Principal amount (000)	Value (000)
Collateralized mortgage-backed obligations (privately originated) 4.15%
Other securities		$1,118,149

Commercial mortgage-backed securities 1.72%
Other securities		463,173

Total mortgage-backed obligations		12,400,895

Corporate bonds, notes & loans 19.19%
Financials 4.88%
Other securities		1,314,381

Utilities 3.07%
Other securities		827,811

Health care 2.79%
Other securities		750,044

Consumer staples 1.92%
Other securities		518,114

Consumer discretionary 1.52%
Other securities		410,319

Communication services 1.21%
Other securities		325,607

Information technology 1.15%
Other securities		310,363

Energy 1.04%
Other securities		280,897

Other 1.61%
Other securities		434,432

Total corporate bonds, notes & loans		5,171,968

U.S. Treasury bonds & notes 17.69%
U.S. Treasury 15.57%
U.S. Treasury 0.125% 2022	$148,000	147,966
U.S. Treasury 0.125% 2023	149,000	148,923
U.S. Treasury 0.125% 2023	144,822	144,720
U.S. Treasury 2.875% 2023	70,000	75,999
U.S. Treasury 1.25% 2024	90,000	93,714
U.S. Treasury 1.50% 2024	251,514	264,613
U.S. Treasury 1.75% 2024	109,305	115,878
U.S. Treasury 2.125% 2024	133,625	143,966
U.S. Treasury 0.25% 2025	225,000	224,951
U.S. Treasury 2.625% 2025	150,000	168,296
U.S. Treasury 2.75% 2025	135,000	151,556
U.S. Treasury 2.875% 2025	90,000	102,055
U.S. Treasury 1.875% 2026	130,000	141,286
U.S. Treasury 1.875% 2026[4]	86,000	93,529
U.S. Treasury 0.375% 2027	207,000	205,458
U.S. Treasury 0.375% 2027	75,000	75,041
U.S. Treasury 0.50% 2027	196,480	196,854

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.625% 2030	$75,035	$74,548
U.S. Treasury 2.375% 2049[4]	94,900	115,460
U.S. Treasury 1.25% 2050[4]	357,500	337,640
U.S. Treasury 1.375% 2050	107,000	104,384
U.S. Treasury 0.13%–8.00% 2020–2050[4]	1,006,898	1,069,973
		4,196,810

U.S. Treasury inflation-protected securities 2.12%
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	73,883	77,827
U.S. Treasury Inflation-Protected Security 0.125% 2025[5]	74,840	80,480
U.S. Treasury Inflation-Protected Security 0.75% 2042[4,5]	149,584	189,471
U.S. Treasury Inflation-Protected Security 0.25% 2050[5]	78,199	93,104
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2024–2041[5]	117,803	129,177
		570,059

Total U.S. Treasury bonds & notes		4,766,869

Asset-backed obligations 7.88%
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[1,6]	74,245	74,296
Other securities		2,050,122
		2,124,418

Bonds & notes of governments & government agencies outside the U.S. 1.97%
Other securities		530,208

Federal agency bonds & notes 1.61%
Fannie Mae 0.625% 2025	365,000	368,890
Fannie Mae 0.25%–0.88% 2023–2030	42,657	41,987
Freddie Mac 0.25% 2023	24,687	24,692
		435,569

Total bonds, notes & other debt instruments (cost: $24,711,456,000)		25,429,927

Preferred securities 0.01%	Shares
Financials 0.01%
Other securities		2,600

Total preferred securities (cost: $3,985,000)		2,600

Short-term securities 32.78%
Money market investments 32.78%
Capital Group Central Cash Fund 0.14%[7,8]	88,336,190	8,834,502

Total short-term securities (cost: $8,834,957,000)		8,834,502
Total investment securities 127.14% (cost: $33,550,398,000)		34,267,029
Other assets less liabilities (27.14)%		(7,314,696)

Net assets 100.00%		$26,952,333

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	Intermediate Bond Fund of America

Futures contracts

				Notional	Value at	Unrealized (depreciation) appreciation
		Number of		amount [9]	8/31/2020 [10]	at 8/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	10,872	September 2020	$(2,718,000)	$(2,711,681)	$(1,853)
90 Day Euro Dollar Futures	Short	6,709	March 2021	(1,677,250)	(1,673,895)	(306)
90 Day Euro Dollar Futures	Short	2,086	March 2022	(521,500)	(520,457)	205
2 Year U.S. Treasury Note Futures	Long	4,373	January 2021	874,600	966,194	389
5 Year U.S. Treasury Note Futures	Long	2,681	January 2021	268,100	337,890	424
10 Year U.S. Treasury Note Futures	Short	489	December 2020	(48,900)	(68,093)	— [11]
10 Year Ultra U.S. Treasury Note Futures	Short	11,227	December 2020	(1,122,700)	(1,790,005)	1,421
20 Year U.S. Treasury Bond Futures	Long	205	December 2020	20,500	36,022	(113)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,558	December 2020	355,800	785,984	(2,945)
						$(2,778)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2020 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 8/31/2020 (000)
3-month USD-LIBOR	2.32658%	5/2/2024	$460,700	$(34,996)	$—	$(34,996)
U.S. EFFR	0.11%	5/18/2024	521,800	20	—	20
U.S. EFFR	0.1275%	6/25/2025	222,800	(202)	—	(202)
U.S. EFFR	0.0975%	6/30/2025	121,011	73	—	73
U.S. EFFR	0.105%	6/30/2025	222,800	52	—	52
U.S. EFFR	0.106%	6/30/2025	98,389	18	—	18
U.S. EFFR	0.093%	7/2/2025	91,600	77	—	77
U.S. EFFR	0.096%	7/2/2025	91,400	63	—	63
U.S. EFFR	0.10875%	7/6/2025	77,100	9	—	9
U.S. EFFR	0.0995%	7/9/2025	38,600	23	—	23
U.S. EFFR	0.105%	7/9/2025	38,600	12	—	12
U.S. EFFR	0.099%	7/10/2025	94,700	59	—	59
U.S. EFFR	0.0795%	7/13/2025	111,600	180	—	180
U.S. EFFR	0.045%	8/4/2025	100,500	356	—	356
U.S. EFFR	0.132%	9/2/2025	113,000	(60)	—	(60)
3-month USD-LIBOR	0.81%	7/28/2045	328,100	19,021	(194)	19,215
3-month USD-LIBOR	0.811%	7/27/2050	515,400	36,931	—	36,931
					$(194)	$21,830

Investments in affiliates8

	Value of affiliates at 9/1/2019 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 8/31/2020 (000)	Dividend income (000)
Short-term securities 32.78%
Money market investments 32.78%
Capital Group Central Cash Fund 0.14%[7]	1,261,365	16,249,485	8,675,052	(869)	$(427)	$8,834,502	$23,644

Intermediate Bond Fund of America	7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $194,437,000, which represented .72% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,792,223,000, which represented 14.07% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 8/31/2020.
[8]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

8	Intermediate Bond Fund of America

Financial statements

Statement of assets and liabilities at August 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $24,715,441)	$25,432,527
Affiliated issuers (cost: $8,834,957)	8,834,502	$34,267,029
Cash		13,736
Receivables for:
Sales of investments	10,536,371
Sales of fund’s shares	135,383
Dividends and interest	78,132
Variation margin on futures contracts	9,834
Variation margin on swap contracts	119	10,759,839
		45,040,604
Liabilities:
Payables for:
Purchases of investments	18,041,690
Repurchases of fund’s shares	22,564
Dividends on fund’s shares	247
Investment advisory services	3,917
Services provided by related parties	3,355
Trustees’ deferred compensation	379
Variation margin on futures contracts	5,509
Variation margin on swap contracts	10,528
Other	82	18,088,271
Net assets at August 31, 2020		$26,952,333

Net assets consist of:
Capital paid in on shares of beneficial interest		$25,684,849
Total distributable earnings		1,267,484
Net assets at August 31, 2020		$26,952,333

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,895,741 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$9,521,054	669,641	$14.22
Class C	46,878	3,298	14.21
Class T	11	1	14.21
Class F-1	222,274	15,633	14.22
Class F-2	2,613,365	183,805	14.22
Class F-3	928,610	65,337	14.21
Class 529-A	523,823	36,842	14.22
Class 529-C	8,513	599	14.21
Class 529-E	18,969	1,334	14.22
Class 529-T	11	1	14.21
Class 529-F-1	120,964	8,508	14.22
Class R-1	5,986	421	14.21
Class R-2	103,544	7,286	14.21
Class R-2E	7,889	556	14.20
Class R-3	153,637	10,806	14.22
Class R-4	145,806	10,255	14.22
Class R-5E	7,684	540	14.22
Class R-5	38,962	2,740	14.22
Class R-6	12,484,353	878,138	14.22

See notes to financial statements.

Intermediate Bond Fund of America	9

Statement of operations for the year ended August 31, 2020	(dollars in thousands)

Investment income:
Income:
Interest	$442,700
Dividends (includes $23,644 from affiliates)	23,768	$466,468
Fees and expenses*:
Investment advisory services	43,683
Distribution services	28,492
Transfer agent services	13,803
Administrative services	6,876
Reports to shareholders	636
Registration statement and prospectus	1,233
Trustees’ compensation	126
Auditing and legal	288
Custodian	87
Other	441	95,665
Net investment income		370,803

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	790,917
Affiliated issuers	(869)
Futures contracts	225,726
Swap contracts	(236,168)	779,606
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	161,929
Affiliated issuers	(427)
Futures contracts	(11,842)
Swap contracts	278,050	427,710
Net realized gain and unrealized appreciation		1,207,316

Net increase in net assets resulting from operations		$1,578,119

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets
(dollars in thousands)

	Year ended August 31,
	2020	2019
Operations:
Net investment income	$370,803	$396,091
Net realized gain	779,606	214,995
Net unrealized appreciation	427,710	473,356
Net increase in net assets resulting from operations	1,578,119	1,084,442

Distributions paid or accrued to shareholders	(573,982)	(385,900)

Net capital share transactions	5,285,523	2,331,397

Total increase in net assets	6,289,660	3,029,939

Net assets:
Beginning of year	20,662,673	17,632,734
End of year	$26,952,333	$20,662,673

See notes to financial statements.

10	Intermediate Bond Fund of America

Notes to financial statements

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C1	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C1	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T1	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Class C, T, 529-C and 529-T shares are not available for purchase.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Intermediate Bond Fund of America	11

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related

12	Intermediate Bond Fund of America

corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$12,400,895	$—	$12,400,895
Corporate bonds, notes & loans	—	5,171,968	—	5,171,968
U.S. Treasury bonds & notes	—	4,766,869	—	4,766,869
Asset-backed obligations	—	2,124,418	—	2,124,418
Bonds & notes of governments & government agencies outside the U.S.	—	530,208	—	530,208
Federal agency bonds & notes	—	435,569	—	435,569
Preferred securities	—	2,600	—	2,600
Short-term securities	8,834,502	—	—	8,834,502
Total	$8,834,502	$25,432,527	$—	$34,267,029

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,439	$—	$—	$2,439
Unrealized appreciation on interest rate swaps	—	57,088	—	57,088
Liabilities:
Unrealized depreciation on futures contracts	(5,217)	—	—	(5,217)
Unrealized depreciation on interest rate swaps	—	(35,258)	—	(35,258)
Total	$(2,778)	$21,830	$—	$19,052

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Intermediate Bond Fund of America	13

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market

14	Intermediate Bond Fund of America

values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Intermediate Bond Fund of America	15

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $8,299,271,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $16,857,157,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard

16	Intermediate Bond Fund of America

maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. As of August 31, 2020, the fund did not have any credit default swaps. The average month-end notional amount of credit default swaps while held was $923,846,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, August 31, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,439	Unrealized depreciation*	$5,217
Swap	Interest	Unrealized appreciation*	57,088	Unrealized depreciation*	35,258
			$59,527		$40,475

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$225,726	Net unrealized depreciation on futures contracts	$(11,842)
Swap	Interest	Net realized loss on swap contracts	(286,542)	Net unrealized appreciation on swap contracts	275,255
Swap	Credit	Net realized gain on swap contracts	50,374	Net unrealized appreciation on swap contracts	2,795
			$(10,442)		$266,208

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Intermediate Bond Fund of America	17

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended August 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended August 31, 2020, the fund reclassified $25,175,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2020, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$472,193
Undistributed long-term capital gains	190,781
Gross unrealized appreciation on investments	788,103
Gross unrealized depreciation on investments	(56,154)
Net unrealized appreciation on investments	731,949
Cost of investments	33,554,326

18	Intermediate Bond Fund of America

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended August 31, 2020						Year ended August 31, 2019
					Total
					distributions					Total
	Ordinary		Long-term		paid or		Ordinary		Long-term	distributions
Share class	income		capital gains		accrued		income		capital gains	paid
Class A	$143,861		$52,293		$196,154		$140,077		$—	$140,077
Class C	487		295		782		569		—	569
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	2,711		949		3,660		2,646		—	2,646
Class F-2	37,733		11,588		49,321		30,281		—	30,281
Class F-3	13,568		3,843		17,411		10,573		—	10,573
Class 529-A	8,026		2,945		10,971		7,739		—	7,739
Class 529-C	214		139		353		232		—	232
Class 529-E	266		109		375		268		—	268
Class 529-T	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-1	2,205		709		2,914		2,084		—	2,084
Class R-1	52		32		84		66		—	66
Class R-2	989		613		1,602		1,071		—	1,071
Class R-2E	86		41		127		59		—	59
Class R-3	2,010		874		2,884		2,063		—	2,063
Class R-4	2,357		830		3,187		2,343		—	2,343
Class R-5E	109		33		142		47		—	47
Class R-5	746		225		971		704		—	704
Class R-6	218,242		64,802		283,044		185,078		—	185,078
Total	$433,662		$140,320		$573,982		$385,900		$—	$385,900

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the year ended August 31, 2020, the investment advisory services fee was $43,683,000, which was equivalent to an annualized rate of 0.191% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide

Intermediate Bond Fund of America	19

certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

20	Intermediate Bond Fund of America

For the year ended August 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$24,294	$9,574		$2,557		Not applicable
Class C	485	54		15		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	409	247		50		Not applicable
Class F-2	Not applicable	2,460		587		Not applicable
Class F-3	Not applicable	54		201		Not applicable
Class 529-A	1,150	502		143		$301
Class 529-C	196	23		6		13
Class 529-E	88	6		5		11
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	120		34		72
Class R-1	54	8		2		Not applicable
Class R-2	737	337		29		Not applicable
Class R-2E	41	15		2		Not applicable
Class R-3	699	220		42		Not applicable
Class R-4	339	139		41		Not applicable
Class R-5E	Not applicable	9		2		Not applicable
Class R-5	Not applicable	19		11		Not applicable
Class R-6	Not applicable	16		3,149		Not applicable
Total class-specific expenses	$28,492	$13,803		$6,876		$397

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $126,000 in the fund’s statement of operations reflects $95,000 in current fees (either paid in cash or deferred) and a net increase of $31,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $121,398,000 and $308,886,000, respectively, which generated $1,426,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2020.

Intermediate Bond Fund of America	21

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2020

Class A	$2,504,095	181,047	$194,422		14,223		$(1,498,018)	(108,780)	$1,200,499	86,490
Class C	33,086	2,387	776		57		(38,057)	(2,735)	(4,195)	(291)
Class T	—	—	—		—		—	—	—	—
Class F-1	115,755	8,265	3,579		262		(55,466)	(3,999)	63,868	4,528
Class F-2	1,758,459	126,338	48,397		3,534		(1,001,300)	(72,746)	805,556	57,126
Class F-3	552,365	39,701	17,354		1,266		(203,295)	(14,669)	366,424	26,298
Class 529-A	154,323	11,152	10,943		801		(112,585)	(8,161)	52,681	3,792
Class 529-C	10,194	741	352		26		(25,213)	(1,804)	(14,667)	(1,037)
Class 529-E	4,934	358	374		27		(3,847)	(279)	1,461	106
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	32,793	2,385	2,904		212		(25,302)	(1,834)	10,395	763
Class R-1	1,969	142	84		6		(1,280)	(92)	773	56
Class R-2	33,679	2,437	1,592		117		(31,956)	(2,317)	3,315	237
Class R-2E	8,299	604	125		9		(6,581)	(480)	1,843	133
Class R-3	57,214	4,138	2,861		210		(49,264)	(3,589)	10,811	759
Class R-4	44,979	3,256	3,174		232		(41,364)	(3,006)	6,789	482
Class R-5E	4,477	324	141		10		(1,275)	(92)	3,343	242
Class R-5	15,194	1,102	967		71		(13,241)	(957)	2,920	216
Class R-6	3,797,203	273,599	282,959		20,663		(1,306,455)	(95,051)	2,773,707	199,211
Total net increase (decrease)	$9,129,018	657,976	$571,004		41,726		$(4,414,499)	(320,591)	$5,285,523	379,111

Year ended August 31, 2019

Class A	$1,660,038	124,825	$138,400		10,369		$(1,445,212)	(108,923)	$353,226	26,271
Class C	16,154	1,215	563		42		(25,767)	(1,941)	(9,050)	(684)
Class T	—	—	—		—		—	—	—	—
Class F-1	35,499	2,664	2,578		194		(41,714)	(3,147)	(3,637)	(289)
Class F-2	959,795	72,320	29,668		2,220		(387,369)	(29,153)	602,094	45,387
Class F-3	186,217	13,988	10,316		773		(135,133)	(10,193)	61,400	4,568
Class 529-A	114,733	8,606	7,706		577		(104,833)	(7,875)	17,606	1,308
Class 529-C	11,108	833	230		18		(11,578)	(872)	(240)	(21)
Class 529-E	4,474	336	267		20		(4,822)	(362)	(81)	(6)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	26,714	2,011	2,075		155		(22,275)	(1,670)	6,514	496
Class R-1	1,598	121	65		5		(3,925)	(296)	(2,262)	(170)
Class R-2	26,274	1,976	1,061		79		(31,835)	(2,397)	(4,500)	(342)
Class R-2E	3,046	228	58		5		(1,302)	(99)	1,802	134
Class R-3	35,683	2,681	2,047		153		(36,307)	(2,733)	1,423	101
Class R-4	34,356	2,580	2,331		175		(31,930)	(2,406)	4,757	349
Class R-5E	3,208	239	46		3		(608)	(45)	2,646	197
Class R-5	9,749	732	700		52		(9,975)	(753)	474	31
Class R-6	1,756,038	131,801	185,069		13,861		(641,882)	(48,414)	1,299,225	97,248
Total net increase (decrease)	$4,884,684	367,156	$383,180		28,701		$(2,936,467)	(221,279)	$2,331,397	174,578

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $97,095,994,000 and $86,727,174,000, respectively, during the year ended August 31, 2020.

22	Intermediate Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
8/31/2020	$13.62	$.19	$.73	$.92	$(.20)	$(.12)	$(.32)	$14.22	6.89%	$9,521		.63%		.63%		1.41%
8/31/2019	13.14	.26	.47	.73	(.25)	—	(.25)	13.62	5.60	7,945		.63		.63		1.92
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.15)	7,317		.60		.60		1.61
8/31/2017	13.59	.16	(.04)	.12	(.14)	(.08)	(.22)	13.49	.93	7,391		.61		.61		1.17
8/31/2016	13.53	.15	.11	.26	(.17)	(.03)	(.20)	13.59	1.95	7,327		.61		.61		1.09
Class C:
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.07	47		1.33		1.33		.72
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.81	49		1.38		1.38		1.16
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	56		1.39		1.39		.81
8/31/2017	13.59	.05	(.03)	.02	(.04)	(.08)	(.12)	13.49	.17	74		1.39		1.39		.38
8/31/2016	13.53	.05	.11	.16	(.07)	(.03)	(.10)	13.59	1.17	104		1.39		1.39		.30
Class T:
8/31/2020	13.62	.24	.71	.95	(.24)	(.12)	(.36)	14.21	7.12 [5]	—	[6]	.34	[5]	.34	[5]	1.71	[5]
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.86 [5]	—	[6]	.37	[5]	.37	[5]	2.17	[5]
8/31/2018	13.49	.24	(.36)	(.12)	(.23)	—	(.23)	13.14	(.91)[5]	—	[6]	.37	[5]	.37	[5]	1.84	[5]
8/31/2017[7,8]	13.38	.08	.10	.18	(.07)	—	(.07)	13.49	1.36 [5,9]	—	[6]	.16	[5,9]	.16	[5,9]	.60	[5,9]
Class F-1:
8/31/2020	13.63	.19	.72	.91	(.20)	(.12)	(.32)	14.22	6.81	222		.63		.63		1.38
8/31/2019	13.14	.25	.48	.73	(.24)	—	(.24)	13.63	5.63	151		.68		.68		1.87
8/31/2018	13.49	.20	(.36)	(.16)	(.19)	—	(.19)	13.14	(1.22)	150		.67		.67		1.53
8/31/2017	13.59	.15	(.03)	.12	(.14)	(.08)	(.22)	13.49	.87	188		.67		.67		1.10
8/31/2016	13.53	.14	.11	.25	(.16)	(.03)	(.19)	13.59	1.90	258		.66		.66		1.05
Class F-2:
8/31/2020	13.62	.23	.73	.96	(.24)	(.12)	(.36)	14.22	7.18	2,613		.36		.36		1.66
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.87	1,726		.36		.36		2.20
8/31/2018	13.49	.25	(.38)	(.13)	(.22)	—	(.22)	13.14	(.92)	1,068		.37		.37		1.86
8/31/2017	13.59	.19	(.03)	.16	(.18)	(.08)	(.26)	13.49	1.17	755		.38		.38		1.41
8/31/2016	13.53	.18	.11	.29	(.20)	(.03)	(.23)	13.59	2.19	579		.37		.37		1.37
Class F-3:
8/31/2020	13.62	.24	.73	.97	(.26)	(.12)	(.38)	14.21	7.23	929		.24		.24		1.76
8/31/2019	13.13	.30	.49	.79	(.30)	—	(.30)	13.62	5.97	532		.27		.27		2.28
8/31/2018	13.49	.26	(.38)	(.12)	(.24)	—	(.24)	13.13	(.82)	453		.27		.27		1.95
8/31/2017[7,10]	13.36	.13	.12	.25	(.12)	—	(.12)	13.49	1.85 [9]	328		.27	[11]	.27	[11]	1.64	[11]
Class 529-A:
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.88	524		.64		.64		1.40
8/31/2019	13.14	.25	.47	.72	(.24)	—	(.24)	13.62	5.54	450		.68		.68		1.87
8/31/2018	13.49	.20	(.37)	(.17)	(.18)	—	(.18)	13.14	(1.23)	417		.68		.68		1.54
8/31/2017	13.59	.15	(.03)	.12	(.14)	(.08)	(.22)	13.49	.87	381		.67		.67		1.11
8/31/2016	13.53	.14	.11	.25	(.16)	(.03)	(.19)	13.59	1.86	380		.70		.70		1.00

See end of table for footnotes.

Intermediate Bond Fund of America	23

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
8/31/2020	$13.62	$.10	$.71	$.81	$(.10)	$(.12)	$(.22)	$14.21	6.04%	$8		1.37%		1.37%		.74%
8/31/2019	13.13	.15	.49	.64	(.15)	—	(.15)	13.62	4.80	22		1.39		1.39		1.16
8/31/2018	13.48	.10	(.36)	(.26)	(.09)	—	(.09)	13.13	(1.87)	22		1.43		1.43		.73
8/31/2017	13.59	.05	(.04)	.01	(.04)	(.08)	(.12)	13.48	.06	62		1.44		1.44		.35
8/31/2016	13.53	.04	.11	.15	(.06)	(.03)	(.09)	13.59	1.11	67		1.46		1.46		.24
Class 529-E:
8/31/2020	13.62	.17	.73	.90	(.18)	(.12)	(.30)	14.22	6.69	19		.82		.82		1.22
8/31/2019	13.14	.22	.48	.70	(.22)	—	(.22)	13.62	5.35	17		.86		.86		1.69
8/31/2018	13.49	.18	(.37)	(.19)	(.16)	—	(.16)	13.14	(1.41)	16		.87		.87		1.34
8/31/2017	13.59	.12	(.03)	.09	(.11)	(.08)	(.19)	13.49	.67	17		.88		.88		.90
8/31/2016	13.53	.11	.11	.22	(.13)	(.03)	(.16)	13.59	1.66	19		.90		.90		.81
Class 529-T:
8/31/2020	13.62	.23	.71	.94	(.23)	(.12)	(.35)	14.21	7.13 [5]	—	[6]	.40	[5]	.40	[5]	1.65	[5]
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79 [5]	—	[6]	.44	[5]	.44	[5]	2.10	[5]
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.98)[5]	—	[6]	.45	[5]	.45	[5]	1.77	[5]
8/31/2017[7,8]	13.38	.08	.10	.18	(.07)	—	(.07)	13.49	1.34 [5,9]	—	[6]	.17	[5,9]	.17	[5,9]	.59	[5,9]
Class 529-F-1:
8/31/2020	13.62	.23	.72	.95	(.23)	(.12)	(.35)	14.22	7.14	121		.40		.40		1.65
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79	106		.44		.44		2.11
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.99)	95		.44		.44		1.77
8/31/2017	13.59	.18	(.03)	.15	(.17)	(.08)	(.25)	13.49	1.10	90		.45		.45		1.34
8/31/2016	13.53	.17	.11	.28	(.19)	(.03)	(.22)	13.59	2.09	84		.47		.47		1.23
Class R-1:
8/31/2020	13.62	.09	.72	.81	(.10)	(.12)	(.22)	14.21	6.04	6		1.37		1.37		.67
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.80	5		1.39		1.39		1.14
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	7		1.39		1.39		.82
8/31/2017	13.59	.05	(.03)	.02	(.04)	(.08)	(.12)	13.49	.18	7		1.39		1.39		.38
8/31/2016	13.53	.05	.11	.16	(.07)	(.03)	(.10)	13.59	1.19	10		1.37		1.37		.33
Class R-2:
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.08	103		1.32		1.32		.73
8/31/2019	13.13	.16	.48	.64	(.15)	—	(.15)	13.62	4.83	96		1.36		1.36		1.19
8/31/2018	13.48	.11	(.37)	(.26)	(.09)	—	(.09)	13.13	(1.83)	97		1.37		1.37		.84
8/31/2017	13.59	.05	(.04)	.01	(.04)	(.08)	(.12)	13.48	.11	105		1.40		1.40		.38
8/31/2016	13.53	.05	.11	.16	(.07)	(.03)	(.10)	13.59	1.18	118		1.37		1.37		.32
Class R-2E:
8/31/2020	13.61	.14	.71	.85	(.14)	(.12)	(.26)	14.20	6.37	8		1.06		1.06		1.00
8/31/2019	13.12	.20	.48	.68	(.19)	—	(.19)	13.61	5.11	6		1.09		1.09		1.47
8/31/2018	13.48	.15	(.38)	(.23)	(.13)	—	(.13)	13.12	(1.65)	4		1.10		1.10		1.11
8/31/2017	13.58	.10	(.04)	.06	(.08)	(.08)	(.16)	13.48	.46	4		1.09		1.09		.72
8/31/2016	13.52	.11	.11	.22	(.13)	(.03)	(.16)	13.58	1.65	2		1.05		1.05		.74

24	Intermediate Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-3:
8/31/2020	$13.62	$.16	$.73	$.89	$(.17)	$(.12)	$(.29)	$14.22	6.62%	$154		.89%		.89%		1.16%
8/31/2019	13.14	.22	.47	.69	(.21)	—	(.21)	13.62	5.29	137		.92		.92		1.63
8/31/2018	13.49	.17	(.37)	(.20)	(.15)	—	(.15)	13.14	(1.47)	131		.92		.92		1.28
8/31/2017	13.59	.11	(.03)	.08	(.10)	(.08)	(.18)	13.49	.62	145		.93		.93		.85
8/31/2016	13.53	.11	.11	.22	(.13)	(.03)	(.16)	13.59	1.63	150		.92		.92		.77
Class R-4:
8/31/2020	13.63	.20	.72	.92	(.21)	(.12)	(.33)	14.22	6.86	146		.58		.58		1.47
8/31/2019	13.14	.26	.48	.74	(.25)	—	(.25)	13.63	5.69	133		.62		.62		1.93
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.17)	124		.62		.62		1.59
8/31/2017	13.59	.16	(.04)	.12	(.14)	(.08)	(.22)	13.49	.93	131		.62		.62		1.17
8/31/2016	13.53	.15	.11	.26	(.17)	(.03)	(.20)	13.59	1.94	118		.62		.62		1.08
Class R-5E:
8/31/2020	13.62	.22	.74	.96	(.24)	(.12)	(.36)	14.22	7.15	8		.38		.38		1.62
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.82	4		.42		.42		2.14
8/31/2018	13.49	.26	(.39)	(.13)	(.22)	—	(.22)	13.14	(.93)	1		.40		.40		1.98
8/31/2017	13.59	.19	(.03)	.16	(.18)	(.08)	(.26)	13.49	1.20	—	[6]	.51		.35		1.43
8/31/2016[7,12]	13.49	.13	.15	.28	(.15)	(.03)	(.18)	13.59	2.10 [9]	—	[6]	.48	[11]	.48	[11]	1.26	[11]
Class R-5:
8/31/2020	13.63	.24	.72	.96	(.25)	(.12)	(.37)	14.22	7.18	39		.28		.28		1.76
8/31/2019	13.14	.30	.48	.78	(.29)	—	(.29)	13.63	6.00	34		.32		.32		2.23
8/31/2018	13.49	.25	(.37)	(.12)	(.23)	—	(.23)	13.14	(.87)	33		.32		.32		1.88
8/31/2017	13.59	.20	(.04)	.16	(.18)	(.08)	(.26)	13.49	1.23	38		.32		.32		1.47
8/31/2016	13.53	.19	.11	.30	(.21)	(.03)	(.24)	13.59	2.24	34		.32		.32		1.38
Class R-6:
8/31/2020	13.62	.25	.73	.98	(.26)	(.12)	(.38)	14.22	7.32	12,484		.23		.23		1.80
8/31/2019	13.14	.30	.48	.78	(.30)	—	(.30)	13.62	5.98	9,250		.27		.27		2.29
8/31/2018	13.49	.26	(.37)	(.11)	(.24)	—	(.24)	13.14	(.82)	7,642		.27		.27		1.96
8/31/2017	13.59	.21	(.04)	.17	(.19)	(.08)	(.27)	13.49	1.28	5,371		.27		.27		1.54
8/31/2016	13.53	.20	.11	.31	(.22)	(.03)	(.25)	13.59	2.30	3,457		.27		.27		1.45

	Year ended August 31,
Portfolio turnover rate for all share classes[13,14]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	98%	90%	73%	78%	92%
Including mortgage dollar roll transactions	452%	168%	173%	177%	173%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Annualized.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

Intermediate Bond Fund of America	25

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Intermediate Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the “Fund”), including the summary investment portfolio, as of August 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

October 13, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

26	Intermediate Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2020, through August 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Intermediate Bond Fund of America	27

	Beginning account value 3/1/2020	Ending account value 8/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,040.38	$3.09	.60%
Class A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class C – actual return	1,000.00	1,035.98	6.72	1.31
Class C – assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class T – actual return	1,000.00	1,041.08	1.70	.33
Class T – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-1 – actual return	1,000.00	1,040.31	3.14	.61
Class F-1 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class F-2 – actual return	1,000.00	1,041.77	1.70	.33
Class F-2 – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-3 – actual return	1,000.00	1,042.36	1.18	.23
Class F-3 – assumed 5% return	1,000.00	1,024.05	1.17	.23
Class 529-A – actual return	1,000.00	1,040.25	3.19	.62
Class 529-A – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class 529-C – actual return	1,000.00	1,036.46	7.03	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class 529-E – actual return	1,000.00	1,039.31	4.16	.81
Class 529-E – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 529-T – actual return	1,000.00	1,041.52	2.01	.39
Class 529-T – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 529-F-1 – actual return	1,000.00	1,041.50	2.01	.39
Class 529-F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class R-1 – actual return	1,000.00	1,036.63	6.83	1.33
Class R-1 – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class R-2 – actual return	1,000.00	1,036.79	6.67	1.30
Class R-2 – assumed 5% return	1,000.00	1,018.65	6.61	1.30
Class R-2E – actual return	1,000.00	1,038.15	5.34	1.04
Class R-2E – assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class R-3 – actual return	1,000.00	1,038.94	4.47	.87
Class R-3 – assumed 5% return	1,000.00	1,020.82	4.43	.87
Class R-4 – actual return	1,000.00	1,040.52	2.93	.57
Class R-4 – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class R-5E – actual return	1,000.00	1,041.56	1.96	.38
Class R-5E – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class R-5 – actual return	1,000.00	1,042.07	1.39	.27
Class R-5 – assumed 5% return	1,000.00	1,023.84	1.38	.27
Class R-6 – actual return	1,000.00	1,042.35	1.13	.22
Class R-6 – assumed 5% return	1,000.00	1,024.10	1.12	.22

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

28	Intermediate Bond Fund of America

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2020:

Long-term capital gains	$140,320,000
Qualified dividend income	$137,000
Corporate dividends received deduction	$137,000
U.S. government income that may be exempt from state taxation	$143,074,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

Intermediate Bond Fund of America	29

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

30	Intermediate Bond Fund of America

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Intermediate Bond Fund of America	31

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32	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	33

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2006	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015–2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2005	Private investor	89	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President Margaret Spellings & Company (public policy and strategic consulting); former President The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Compass Minerals, Inc. (producer of salt and specialty fertilizers)

Interested trustees[4,5]

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2015	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 35 for footnotes.

34	Intermediate Bond Fund of America

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Mark A. Brett, 1958 President	2010	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
Partner — Capital Fixed Income Investors, Capital International Limited;[6]
Senior Vice President, Capital International Limited;[6]
Senior Vice President, Capital International Sàrl;[6]
		Director, Capital Strategy Research, Inc.[6]
Kristine M. Nishiyama, 1970 Executive Vice President	2003	Senior Vice President and Senior Counsel — Fund Business Management Group,
Capital Research and Management Company; Chair, Senior Vice President,
		General Counsel and Director, Capital Bank and Trust Company[6]
David J. Betanzos, 1974 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Karen Choi, 1973 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company[6]
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.
John R. Queen, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
Vincent J. Gonzales, 1984 Vice President	2020	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed, with the exception of Mark A. Brett, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Intermediate Bond Fund of America	35

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete August 31, 2020, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

IBFA

Registrant:

a) Audit Fees:
Audit	2019	18,000
	2020	260,000

b) Audit-Related Fees:
	2019	5,000
	2020	5,000

c) Tax Fees:
	2019	8,000
	2020	8,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	1,286,000
	2020	2,043,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2019	65,000
	2020	83,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	None
	2020	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,364,000 for fiscal year 2019 and $2,141,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America®

Investment portfolio

August 31, 2020

Bonds, notes & other debt instruments 94.35% Mortgage-backed obligations 46.01% Federal agency mortgage-backed obligations 40.14%	Principal amount (000)	Value (000)
Fannie Mae Pool #255217 4.50% 20241	$14	$15
Fannie Mae Pool #458079 9.106% 20261	8	8
Fannie Mae Pool #AW8166 3.00% 20271	811	852
Fannie Mae Pool #AX3597 3.00% 20271	458	481
Fannie Mae Pool #AO0800 3.00% 20271	361	379
Fannie Mae Pool #AK4739 3.00% 20271	77	81
Fannie Mae Pool #MA2973 3.00% 20271	12	12
Fannie Mae Pool #AJ3916 3.00% 20271	4	4
Fannie Mae Pool #AU6794 3.00% 20281	59	62
Fannie Mae Pool #AU6682 3.00% 20281	11	11
Fannie Mae Pool #AW4349 3.00% 20291	50	52
Fannie Mae Pool #BM4299 3.00% 20301	2,593	2,722
Fannie Mae Pool #AY2719 3.00% 20301	928	974
Fannie Mae Pool #AZ4646 3.50% 20301	156	165
Fannie Mae Pool #AZ0554 3.50% 20301	113	121
Fannie Mae Pool #AY1948 3.50% 20301	95	101
Fannie Mae Pool #AS7323 2.50% 20311	1,373	1,470
Fannie Mae Pool #BD2402 3.00% 20311	181	191
Fannie Mae Pool #FM1162 2.50% 20321	1,360	1,447
Fannie Mae Pool #BM1036 2.50% 20321	159	169
Fannie Mae Pool #BD5076 3.00% 20321	19,946	20,936
Fannie Mae Pool #BM3501 3.00% 20321	1,081	1,138
Fannie Mae Pool #BE7150 3.50% 20321	649	689
Fannie Mae Pool #BJ9182 3.00% 20331	1,629	1,743
Fannie Mae Pool #MA3437 3.00% 20331	1,614	1,693
Fannie Mae Pool #BK7350 3.00% 20331	1,232	1,295
Fannie Mae Pool #BN1064 3.00% 20331	1,053	1,104
Fannie Mae Pool #BN3184 3.00% 20331	951	999
Fannie Mae Pool #BK5472 3.00% 20331	900	946
Fannie Mae Pool #BK5466 3.00% 20331	828	869
Fannie Mae Pool #BJ7193 3.00% 20331	766	808
Fannie Mae Pool #BJ5519 3.00% 20331	710	746
Fannie Mae Pool #MA3461 3.00% 20331	599	628
Fannie Mae Pool #BJ6963 3.00% 20331	589	618
Fannie Mae Pool #BN0591 3.00% 20331	513	538
Fannie Mae Pool #BK5161 3.00% 20331	413	433
Fannie Mae Pool #BK3757 3.00% 20331	338	355
Fannie Mae Pool #BJ4790 3.00% 20331	190	199
Fannie Mae Pool #BK7441 3.00% 20331	101	106
Fannie Mae Pool #BJ6880 3.00% 20331	34	37
Fannie Mae Pool #MA3463 4.00% 20331	35,262	37,409
Fannie Mae Pool #695412 5.00% 20331	5	6
Fannie Mae Pool #BK0499 3.00% 20341	440	464
Fannie Mae Pool #FM1490 3.50% 20341	3,820	4,057
Fannie Mae Pool #BN1087 4.00% 20341	31	33
Fannie Mae Pool #AD3566 5.00% 20351	61	68

Intermediate Bond Fund of America — Page 1 of 27

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #888698 7.00% 20371	$59	$69
Fannie Mae Pool #AC0794 5.00% 20391	290	334
Fannie Mae Pool #931768 5.00% 20391	49	57
Fannie Mae Pool #932606 5.00% 20401	153	176
Fannie Mae Pool #AB1084 5.50% 20401	183	204
Fannie Mae Pool #AJ1873 4.00% 20411	326	360
Fannie Mae Pool #AE1248 5.00% 20411	377	429
Fannie Mae Pool #AE1274 5.00% 20411	288	332
Fannie Mae Pool #AE1277 5.00% 20411	157	179
Fannie Mae Pool #AE1283 5.00% 20411	98	110
Fannie Mae Pool #AP7553 3.00% 20421	21,481	23,030
Fannie Mae Pool #AE1290 5.00% 20421	213	243
Fannie Mae Pool #AL3829 3.50% 20431	2,698	2,962
Fannie Mae Pool #AT7161 3.50% 20431	1,239	1,350
Fannie Mae Pool #AR1512 3.50% 20431	574	627
Fannie Mae Pool #AT0412 3.50% 20431	312	342
Fannie Mae Pool #AT3954 3.50% 20431	159	172
Fannie Mae Pool #AT0300 3.50% 20431	113	123
Fannie Mae Pool #AX8521 3.50% 20441	270	296
Fannie Mae Pool #AY1829 3.50% 20441	200	219
Fannie Mae Pool #AW8240 3.50% 20441	40	43
Fannie Mae Pool #BE5017 3.50% 20451	1,551	1,687
Fannie Mae Pool #BE5009 3.50% 20451	1,382	1,490
Fannie Mae Pool #MA3210 3.50% 20471	2,808	2,972
Fannie Mae Pool #BE8740 3.50% 20471	1,410	1,533
Fannie Mae Pool #BE8742 3.50% 20471	405	447
Fannie Mae Pool #BH2848 3.50% 20471	229	246
Fannie Mae Pool #BH2846 3.50% 20471	194	215
Fannie Mae Pool #BH2847 3.50% 20471	153	164
Fannie Mae Pool #BJ5015 4.00% 20471	3,463	3,822
Fannie Mae Pool #BH3122 4.00% 20471	120	132
Fannie Mae Pool #BM4488 3.406% 20481,2	27,275	28,446
Fannie Mae Pool #BM3788 3.50% 20481	64,744	71,086
Fannie Mae Pool #CA1073 3.50% 20481	4,254	4,506
Fannie Mae Pool #BJ4901 3.50% 20481	885	971
Fannie Mae Pool #BN0292 3.925% 20481,2	8,493	8,992
Fannie Mae Pool #FM2202 4.00% 20481	24,523	26,136
Fannie Mae Pool #CA3180 4.00% 20481	9,167	9,786
Fannie Mae Pool #FM2669 4.00% 20481	6,601	7,061
Fannie Mae Pool #CA2850 4.00% 20481	3,960	4,467
Fannie Mae Pool #BK6840 4.00% 20481	2,334	2,574
Fannie Mae Pool #BK5232 4.00% 20481	1,605	1,781
Fannie Mae Pool #BK9743 4.00% 20481	614	668
Fannie Mae Pool #BK0920 4.00% 20481	346	368
Fannie Mae Pool #BJ9252 4.00% 20481	108	115
Fannie Mae Pool #BK4764 4.00% 20481	91	96
Fannie Mae Pool #BK0915 4.00% 20481	33	36
Fannie Mae Pool #BK7665 4.50% 20481	12,013	13,286
Fannie Mae Pool #BK0951 4.50% 20481	8,979	10,024
Fannie Mae Pool #BK9761 4.50% 20481	576	630
Fannie Mae Pool #CA2493 4.50% 20481	468	506
Fannie Mae Pool #BK4873 5.00% 20481	2,883	3,169
Fannie Mae Pool #CA4534 3.00% 20491	61,603	66,377
Fannie Mae Pool #CA4543 3.00% 20491	6,424	6,942

Intermediate Bond Fund of America — Page 2 of 27

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN8354 3.50% 20491	$26,297	$28,164
Fannie Mae Pool #BN6708 3.50% 20491	21,319	23,005
Fannie Mae Pool #CA4151 3.50% 20491	13,226	14,664
Fannie Mae Pool #FM1257 3.50% 20491	12,980	14,174
Fannie Mae Pool #FM1062 3.50% 20491	12,411	13,692
Fannie Mae Pool #FM1443 3.50% 20491	10,209	11,208
Fannie Mae Pool #BO3252 3.50% 20491	8,776	9,550
Fannie Mae Pool #BJ8411 3.50% 20491	2,976	3,267
Fannie Mae Pool #CA4354 3.50% 20491	97	102
Fannie Mae Pool #BJ8402 3.547% 20491,2	4,967	5,203
Fannie Mae Pool #MA3687 4.00% 20491	144,172	153,574
Fannie Mae Pool #MA3693 4.00% 20491	5,000	5,325
Fannie Mae Pool #BP0099 4.00% 20491	610	650
Fannie Mae Pool #MA3664 4.00% 20491	468	498
Fannie Mae Pool #CA5687 3.00% 20501	147,839	160,152
Fannie Mae Pool #CA5689 3.00% 20501	147,729	159,293
Fannie Mae Pool #CA5333 3.00% 20501	96,741	103,982
Fannie Mae Pool #CA5731 3.00% 20501	89,490	95,518
Fannie Mae Pool #CA5338 3.00% 20501	44,728	47,810
Fannie Mae Pool #FM2664 3.50% 20501	10,007	10,970
Fannie Mae Pool #MA3962 4.00% 20501	20,309	21,632
Fannie Mae Pool #MA4026 4.00% 20501	6,927	7,392
Fannie Mae, Series 2001-4, Class NA, 9.013% 20251,2	2	2
Fannie Mae, Series 2001-4, Class GA, 9.101% 20251,2	2	2
Fannie Mae, Series 2002-W7, Class A5, 7.50% 20291	151	187
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20411	58	69
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20411	238	291
Fannie Mae, Series 2016-M1, Class ASQ2, Multi Family, 2.132% 20211,2	363	364
Fannie Mae, Series 2011-M9, Class A2, Multi Family, 2.821% 20211	354	355
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 20211,2	3,585	3,623
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 20221	1,867	1,916
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 20221,2	2,873	2,930
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20221	997	1,020
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 20231	4,266	4,363
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 20231	1,185	1,204
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.49% 20231,2	3,220	3,329
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.604% 20241,2	2,686	2,834
Fannie Mae, Series 2017-M3, Class AV1, Multi Family, 2.604% 20241,2	74	75
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.641% 20241,2	3,434	3,613
Fannie Mae, Series 2017-M10, Class AV1, Multi Family, 2.641% 20241,2	681	693
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.713% 20241,2	2,986	3,197
Fannie Mae, Series 2017-M15, Class AV1, Multi Family, 2.713% 20241,2	30	30
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 20251	647	659
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 20251	1,678	1,738
Fannie Mae, Series 2015-M13, Class A1, Multi Family, 2.353% 20251	303	305
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 20251	3,031	3,149
Fannie Mae, Series 2015-M16, Class A1, Multi Family, 2.70% 20251,2	2,387	2,494
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 20261	571	587
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 20261	925	950
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 20261	3,250	3,372
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 20261	4,773	4,970
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 20261	2,316	2,399
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 20261	2,296	2,399
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 20261	2,222	2,307

Intermediate Bond Fund of America — Page 3 of 27

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 20261	$1,226	$1,249
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.497% 20261,2	2,100	2,157
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.565% 20261,2	2,166	2,238
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.565% 20261,2	320	322
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 20261	3,373	3,542
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.67% 20261,2	2,326	2,449
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 20271	3,155	3,292
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 20271	1,137	1,197
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 20271	325	334
Fannie Mae, Series 2017-M2, Class A1, Multi Family, 2.895% 20271,2	1,402	1,444
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 20271,3	2,891	3,057
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.058% 20271,2	11,000	12,373
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.181% 20271,2	13,000	14,688
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 20291	945	1,087
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20361	331	320
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 20371	876	831
Freddie Mac Pool #ZK3487 3.00% 20261	420	441
Freddie Mac Pool #ZK3704 3.00% 20261	64	67
Freddie Mac Pool #ZK3851 3.00% 20271	591	622
Freddie Mac Pool #ZK7590 3.00% 20291	5,932	6,233
Freddie Mac Pool #ZS8526 3.00% 20291	140	147
Freddie Mac Pool #ZT1332 3.00% 20301	3,651	3,893
Freddie Mac Pool #ZK8180 2.50% 20311	1,656	1,762
Freddie Mac Pool #G18655 3.00% 20321	20,825	21,867
Freddie Mac Pool #ZT0716 3.00% 20331	4,979	5,225
Freddie Mac Pool #V61960 3.00% 20331	3,199	3,379
Freddie Mac Pool #ZT1344 3.00% 20331	765	803
Freddie Mac Pool #SB0023 3.00% 20331	403	423
Freddie Mac Pool #ZS8715 3.00% 20331	238	250
Freddie Mac Pool #ZS8700 3.00% 20331	48	50
Freddie Mac Pool #QN1073 3.00% 20341	706	745
Freddie Mac Pool #Q18236 3.50% 20431	1,257	1,370
Freddie Mac Pool #Q19133 3.50% 20431	786	856
Freddie Mac Pool #Q17696 3.50% 20431	718	790
Freddie Mac Pool #Q15874 4.00% 20431	66	71
Freddie Mac Pool #Q28558 3.50% 20441	3,879	4,252
Freddie Mac Pool #760012 3.097% 20451,2	2,430	2,539
Freddie Mac Pool #760013 3.189% 20451,2	1,630	1,702
Freddie Mac Pool #760014 3.346% 20451,2	4,846	5,051
Freddie Mac Pool #760015 3.089% 20471,2	6,820	7,041
Freddie Mac Pool #Q52069 3.50% 20471	2,127	2,315
Freddie Mac Pool #Q51622 3.50% 20471	1,663	1,823
Freddie Mac Pool #Q47615 3.50% 20471	1,419	1,556
Freddie Mac Pool #Q55056 3.50% 20481	2,806	3,028
Freddie Mac Pool #Q54709 3.50% 20481	1,522	1,656
Freddie Mac Pool #Q54701 3.50% 20481	1,409	1,533
Freddie Mac Pool #Q54782 3.50% 20481	1,345	1,463
Freddie Mac Pool #Q54781 3.50% 20481	1,253	1,376
Freddie Mac Pool #Q54700 3.50% 20481	1,076	1,182
Freddie Mac Pool #Q56591 3.50% 20481	1,031	1,109
Freddie Mac Pool #Q55060 3.50% 20481	860	925
Freddie Mac Pool #Q56590 3.50% 20481	779	848
Freddie Mac Pool #Q56589 3.50% 20481	622	671
Freddie Mac Pool #Q54698 3.50% 20481	558	619

Intermediate Bond Fund of America — Page 4 of 27

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q54699 3.50% 20481	$552	$610
Freddie Mac Pool #Q54831 3.50% 20481	391	431
Freddie Mac Pool #Q56599 4.00% 20481	2,471	2,743
Freddie Mac Pool #Q56175 4.00% 20481	1,746	1,937
Freddie Mac Pool #Q55971 4.00% 20481	1,600	1,776
Freddie Mac Pool #Q56576 4.00% 20481	1,233	1,317
Freddie Mac Pool #Q55970 4.00% 20481	765	857
Freddie Mac Pool #Q58411 4.50% 20481	4,138	4,641
Freddie Mac Pool #Q58436 4.50% 20481	1,678	1,900
Freddie Mac Pool #Q58378 4.50% 20481	1,541	1,694
Freddie Mac Pool #Q57242 4.50% 20481	1,080	1,174
Freddie Mac Pool #RA1369 3.50% 20491	67,392	72,805
Freddie Mac Pool #QA5131 3.50% 20491	22,255	23,734
Freddie Mac Pool #RA1463 3.50% 20491	8,994	9,972
Freddie Mac Pool #RA1580 3.50% 20491	8,954	9,928
Freddie Mac Pool #QA0284 3.50% 20491	5,795	6,362
Freddie Mac Pool #QA2748 3.50% 20491	1,201	1,318
Freddie Mac Pool #2B7361 3.976% 20491,2	4,361	4,615
Freddie Mac Pool #SD0208 4.00% 20491	268	286
Freddie Mac Pool #ZT1777 4.00% 20491	100	107
Freddie Mac Pool #ZA6269 4.50% 20491	1,296	1,399
Freddie Mac Pool #ZN5963 4.50% 20491	718	776
Freddie Mac Pool #SD7512 3.00% 20501	95,538	102,227
Freddie Mac Pool #QA8528 3.00% 20501	44,490	47,446
Freddie Mac Pool #RA2020 3.00% 20501	31,728	33,816
Freddie Mac Pool #RA2457 3.00% 20501	26,198	27,939
Freddie Mac Pool #SD0187 3.00% 20501	7,541	8,163
Freddie Mac Pool #SD7514 3.50% 20501	372,479	400,059
Freddie Mac Pool #RA2472 3.50% 20501	44,721	49,069
Freddie Mac Pool #SD8046 4.00% 20501	141	150
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.562% 20231,2	4	4
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 20231,2	3,000	3,204
Freddie Mac, Series T041, Class 3A, 5.265% 20321,2	172	195
Freddie Mac, Series 4582, Class GA, 3.75% 20521,2	38,120	39,672
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 20231	24,225	25,853
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 20231	10,610	11,377
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 20231	3,050	3,253
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 20231	5,000	5,444
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 20231	3,950	4,271
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 20241	4,620	5,011
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 20241	12,000	13,202
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 20241	10,666	11,749
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 20241	4,500	4,956
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 20241	10,000	10,934
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 20241	8,000	8,734
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 20251	6,250	6,822
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 20251	2,145	2,387
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 20251	14,835	16,436
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 20251	6,000	6,713
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 20251	15,500	17,231
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 20251,2	6,725	7,515
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 20251	1,270	1,428
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 20251	57,057	64,134
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 20251	28,710	32,126

Intermediate Bond Fund of America — Page 5 of 27

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 20251,2	$50,000	$56,782
Freddie Mac, Series K056, Class A2, Multi Family 2.525% 20261	8,500	9,307
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 20261	3,000	3,295
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 20261	7,387	8,135
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 20261	12,500	13,777
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 20261	14,275	16,043
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 20261	1,000	1,145
Freddie Mac, Series K061, Class A2, Multi Family 3.347% 20261	19,000	21,848
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 20271,2	9,000	10,320
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 20271	8,000	9,188
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 20281	1,500	1,773
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 20281,2	15,180	18,277
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 20281	3,250	3,911
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 20281	10,415	12,568
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 20281,2	3,000	3,631
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 20281,2	3,000	3,648
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 20281	378	457
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 20281,2	7,250	8,914
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 20291	138	155
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 20291	15,000	17,823
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 20291	13,252	15,816
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 20241	30,647	32,921
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 20531	52	56
Freddie Mac, Series 3171, Class MO, principal only, 0% 20361	753	736
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	504	484
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	137	128
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.95% 20561,2	10,187	10,818
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20561,2	10,522	11,177
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	10,032	10,685
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 20561	8,423	9,214
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 20561	1,614	1,789
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 20571	8,537	9,365
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20571,2	9,945	10,912
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20571	37,606	40,526
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20571	12,085	13,615
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	5,066	5,699
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 20581	10,572	11,916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 20581	5,698	6,160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 20581	3,993	4,497
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 20581	3,714	4,113
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 20581	1,369	1,483
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 20591	7,613	8,121
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 20281	18,543	20,243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 20281	1,720	1,865
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 20291	55,945	59,116
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 20291	33,131	34,997
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 20301	31,993	33,257
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 20301	5,923	6,226

Intermediate Bond Fund of America — Page 6 of 27

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 20421	$12	$13
Government National Mortgage Assn. 2.00% 20501,4	557,511	574,868
Government National Mortgage Assn. 2.50% 20501,4	661,604	696,027
Government National Mortgage Assn. 2.50% 20501,4	27,312	28,787
Government National Mortgage Assn. 3.50% 20501,4	112,929	118,959
Government National Mortgage Assn. 3.50% 20501,4	19,172	20,189
Government National Mortgage Assn. Pool #MA4511 4.00% 20471	84,956	91,644
Government National Mortgage Assn. Pool #MA4322 4.00% 20471	8,819	9,513
Government National Mortgage Assn. Pool #MA5020 4.00% 20481	1,882	2,038
Government National Mortgage Assn. Pool #MA5595 4.00% 20481	886	950
Government National Mortgage Assn. Pool #MA5651 4.00% 20481	702	751
Government National Mortgage Assn. Pool #MA5332 5.00% 20481	60	65
Government National Mortgage Assn. Pool #MA5764 4.50% 20491	258	278
Government National Mortgage Assn. Pool #MA6042 5.00% 20491	134	145
Government National Mortgage Assn. Pool #MA6767 3.50% 20501	75,842	80,849
Government National Mortgage Assn. Pool #MA6542 3.50% 20501	1,443	1,523
Government National Mortgage Assn. Pool #MA6543 4.00% 20501	2,879	3,068
Uniform Mortgage-Backed Security 1.50% 20351,4	924,870	945,209
Uniform Mortgage-Backed Security 1.50% 20351,4	586,203	598,934
Uniform Mortgage-Backed Security 2.00% 20351,4	1,159,117	1,204,577
Uniform Mortgage-Backed Security 2.00% 20351,4	555,000	577,504
Uniform Mortgage-Backed Security 2.00% 20351,4	250,000	259,580
Uniform Mortgage-Backed Security 2.50% 20351,4	147,987	154,970
Uniform Mortgage-Backed Security 3.00% 20351,4	36,531	38,353
Uniform Mortgage-Backed Security 2.00% 20501,4	181,241	186,075
Uniform Mortgage-Backed Security 2.50% 20501,4	200,000	209,725
Uniform Mortgage-Backed Security 2.50% 20501,4	155,000	162,861
Uniform Mortgage-Backed Security 3.00% 20501,4	119,037	125,288
Uniform Mortgage-Backed Security 3.50% 20501,4	1,445,464	1,524,627
Uniform Mortgage-Backed Security 4.50% 20501,4	7,621	8,233
		10,819,573
Collateralized mortgage-backed obligations (privately originated) 4.15%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 20461,2,3	1,921	1,990
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 20471,2,3	2,529	2,544
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93% 20591,2,3	2,527	2,560
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20481,2,3	23,986	24,724
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 20491,2,3	13,967	14,367
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 20551,3	6,007	6,030
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.275% 20291,2,3	2,176	2,174
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.775% 20291,2,3	3,810	3,744
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20591,2,3	16,252	16,799
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A2, 3.00% 20591,2,3	3,977	4,167
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 20491,2,3	3,911	3,970
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 20291,2,3	36,611	36,837
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.527% 20291,2,3	2,093	2,116
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 20291,2,3	1,568	1,588
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 20291,2,3	870	861
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 20301,2,3	45,892	46,285
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 20301,2,3	37,863	38,312
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20681,2,3	11,714	12,225
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 20541	2,800	3,088
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 20491,2,3	1,105	1,140
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 20601,2,3	17,815	17,948

Intermediate Bond Fund of America — Page 7 of 27

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2012 LC4 Class B 4.934% 20441,2	$5,000	$4,893
Consumer Credit Origination Loan Trust, Series 2020-2, Class A1, 1.853% 20651,3	4,097	4,123
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20371,3	4,191	4,338
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 20571,2,3	8,907	9,219
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 20581,2,3	3,712	4,015
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20321	107	115
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20321	97	103
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20331	160	169
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20331	283	297
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 20471,2,3	1,951	1,976
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 20301,2,3	25,203	25,250
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 20301,2,3	35,158	35,425
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 20301,2,3	2,021	1,979
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 20491,3	9,818	9,813
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 20491,3	4,294	4,307
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20691,3	20,021	21,725
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20691,3	18,564	19,983
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 20481,2,3	7,319	7,548
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 20581,2,3	10,488	10,663
GFMT Mortgage Acquistion Co., Series 2018-2, Class A41, 4.50% 20581,2,3	753	773
GFMT Mortgage Acquistion Co., Series 2019-1, Class A41, 4.50% 20591,2,3	679	693
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 20391,3	3,337	3,480
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 20481,2,3	6,960	6,979
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 20491,2,3	3,717	3,813
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 20491,2,3	567	583
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 20491,2,3	500	516
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20591,2,3	4,090	4,075
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20591,2,3	11,857	11,865
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20591,2,3	12,407	12,628
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 20601,2,3	17,398	17,559
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 1.025% 20511,2,3	19,840	19,872
Mello Warehouse Securitization Trust, Series 2018-W1, Class B, (1-month USD-LIBOR + 1.05%) 1.225% 20511,2,3	186	186
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.922% 20521,2,3	51,767	51,706
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.975% 20521,2,3	44,090	44,230
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.125% 20521,2,3	12,434	12,383
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 1.175% 20521,2,3	3,160	3,158
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 20551,2,3	3,992	4,198
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 20571,2,3	1,728	1,861
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 20491,2,3	6,531	6,580
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20581,2,3	1,201	1,231
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 20581,2,3	2,740	2,913
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 20591,2,3	3,094	3,248
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 20591,2,3	716	747
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 20611,2,3	187	193
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 20621,2,3	2,059	2,151
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 20691,2,3	2,279	2,420
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.905% 20221,2,3	50,115	50,242
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.155% 20221,2,3	23,885	23,978

Intermediate Bond Fund of America — Page 8 of 27

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, Class A1, 2.188% 20221	$2,500	$2,507
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20281,2,3	822	824
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20281,2,3	8,261	8,279
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 20291,2,3	12,097	12,142
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.359% 20291,2,3	4,347	4,424
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 20291,2,3	2,241	2,232
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20291,2,3	10,437	10,483
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 20561,3	1,522	1,649
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 20571,2,3	3,475	3,728
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 20571,2,3	85	92
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 20571,2,3	3,990	4,319
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 20571,2,3	1,744	1,890
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 20591,2,3	7,969	8,420
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 20591,2,3	5,149	5,381
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 20601,3	19,135	19,176
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20491,2,3	13,202	13,684
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A1B, 0.925% 20601,2,3	5,500	5,517
Progress Residential Trust, Series 2017-SFR1, Class A, 2.768% 20341,3	2,371	2,417
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 20351,3	4,265	4,315
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 20351,3	6,225	6,407
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 20351,3	5,049	5,211
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 20361,3	3,600	3,691
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147% 20361,3	1,590	1,651
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 20371,3	7,930	8,124
Reverse Mortgage Investment Trust, Series 2020-2, Class A, 1.75% 20301,2,3	8,044	8,061
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 20301,2,3	16,484	16,556
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 20301,2,3	3,359	3,377
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 20301,2,3	1,315	1,312
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20631,2,3	3,213	3,204
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20481,2,3	16,463	16,889
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 20481,2,3	6,612	6,646
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20491,2,3	11,087	11,374
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 20601,2,3	22,142	22,210
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.325% 20511,2,3	41,400	41,502
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 20451,3	15,811	15,920
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 20551,2,3	2,112	2,171
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75% 20551,2,3	945	960
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.75% 20551,2,3	729	734
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 20551,2,3	746	766
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20561,2,3	928	942
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,2,3	5,427	5,545
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,2,3	937	964
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.775% 20571,2,3	3,121	3,113
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20571,2,3	20,320	21,122
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20571,2,3	7,056	7,275
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20571,2,3	6,954	7,261
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 20571,2,3	1,051	1,081
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.175% 20581,2,3	8,761	8,776
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 20581,2,3	287	299
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20581,2,3	16,156	17,202
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 20581,2,3	3,866	4,074
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 20581,2,3	2,665	2,843
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 20581,2,3	9,888	10,718

Intermediate Bond Fund of America — Page 9 of 27

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 20581,2,3	$5,737	$6,179
Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90% 20591,2,3	3,493	3,722
Tricorn American Homes, Series 2016-SFR1, Class A, 2.589% 20331,3	2,846	2,856
Tricorn American Homes, Series 2017-SFR1, Class A, 2.716% 20341,3	1,329	1,355
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 20381,3	15,034	15,081
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 20601,2,3	5,778	5,825
		1,118,149
Commercial mortgage-backed securities 1.72%
Banc of America Commercial Mortgage Inc., Series 2015-UBS7, Class A4, 3.705% 20481	1,750	1,931
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 20501	275	311
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 20541	490	559
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 20611	1,500	1,739
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 20611,2	440	525
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 20631	2,157	2,321
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 20511	6,500	7,445
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 20511	2,500	2,938
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 20531	2,202	2,347
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 20531	2,200	2,638
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 20571	1,650	1,844
BX Trust, Series 2018-GW, Class A, 0.962% 20351,2,3	1,684	1,623
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 20501	8,609	9,769
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 20451,3	1,000	1,009
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 20471	1,600	1,743
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 20471	1,210	1,308
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 20491	150	164
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 20501	11,750	13,099
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 20501	5,000	5,690
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 20561	500	545
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 20581	13,000	14,097
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 20451,3	1,000	1,032
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 20451,3	150	147
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.463% 20451,2,3	5,000	4,591
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 20451,2,3	2,714	2,583
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 20461,3	2,250	2,282
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 20461,3	1,000	1,030
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.215% 20461,2,3	7,479	7,201
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.949% 20461,2,3	1,651	1,748
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 20471	1,821	1,989
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 20471	1,997	2,144
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 20471	4,699	5,133
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 20471	1,750	1,909
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 20471	150	163
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 20471	700	734
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 20481,2	12,175	12,955
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 20491	8,975	9,763
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 20501,2	2,000	2,231
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.731% 20481,2	275	268
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 20501,2	150	157
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.513% 20441,2,3	25,500	25,951
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 20491	150	163
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 20651,2,3	7,946	8,073
GS Mortgage Securities Corp., Series 2013-GC12, Class A4, 3.135% 20461	3,000	3,133
GS Mortgage Securities Corp. II, Series 2018-HULA, Class A, 1.082% 20251,2,3	10,222	9,837

Intermediate Bond Fund of America — Page 10 of 27

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.555% 20441,2,3	$275	$273
GS Mortgage Securities Corp. II, Series 2011-GC3, Class D, 5.752% 20441,2,3	7,800	7,682
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 20461,3	9,500	9,670
GS Mortgage Securities Corp. II, Series 2013-GC12, Class B, 3.777% 20461,2	2,600	2,664
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 20471,2	5,863	5,538
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 20531	4,309	4,628
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.312% 20381,2,3	29,000	28,164
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 20471	5,687	6,219
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.833% 20471,2,3	6,200	5,420
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 20481	8,000	8,319
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class C, 4.248% 20471,2	1,750	1,742
Manhattan West, Series 2020-OMW, Class A, 2.13% 20391,3	21,418	22,194
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 20461	2,000	2,092
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 20461,2	3,032	3,103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% 20461	4,000	4,331
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.259% 20461,2	900	865
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.375% 20461,2,3	5,000	3,132
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.915% 20461,2	3,065	3,238
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 20471	1,000	1,064
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 20471	1,500	1,664
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 20471,2	5,000	5,309
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 20471	750	819
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 20491	750	794
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 20441,3	4,969	5,092
Morgan Stanley Capital I Trust, Series 2011-C1, Class E, 5.501% 20471,2,3	2,000	2,001
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 20481	400	446
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 20491,2	275	261
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 20461,2,3	1,475	1,491
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 20461,2,3	1,370	1,349
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.411% 20461,2	3,000	2,818
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class AS, 4.411% 20461,2	710	760
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 20471	800	875
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 20481	3,000	3,315
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 20481	4,000	4,477
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.238% 20481,2	275	265
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 20491	275	271
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 20491	15,455	16,572
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 20491	150	163
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 20501	4,000	4,341
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 20511	13,000	15,136
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.687% 20581,2	1,690	1,674
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 20591	9,000	9,836
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 20591	1,000	1,111
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 20591	150	167
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902% 20441,2,3	42,000	42,726
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.844% 20441,2,3	7,000	7,163
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 20451	1,250	1,299
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 20451,2	1,966	2,043
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 20451	12,100	12,568
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.188% 20461,2	3,000	2,854
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 20471	1,500	1,630
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 20471,2	4,900	5,226

Intermediate Bond Fund of America — Page 11 of 27

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 20481,2	$2,250	$2,353
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 20571	4,750	5,104
		463,173
Total mortgage-backed obligations		12,400,895
Corporate bonds, notes & loans 19.19% Financials 4.88%
ACE INA Holdings Inc. 2.30% 2020	3,075	3,081
ACE INA Holdings Inc. 2.875% 2022	1,060	1,107
Bank of America Corp. 2.625% 2020	7,602	7,626
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)5	2,549	2,730
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)5	45,100	47,811
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)5	30,279	30,697
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)5	7,233	7,314
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)5	5,000	5,105
Bank of New York Mellon Corp. 1.60% 2025	28,000	29,235
Barclays Bank PLC 3.65% 2025	10,000	10,951
Charles Schwab Corp. 3.85% 2025	10,825	12,399
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)5	20,000	21,737
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)5	4,979	5,268
Citigroup Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)5	4,000	4,264
Cooperatieve Rabobank UA 2.75% 2023	20,000	21,111
Cooperatieve Rabobank UA 2.625% 20243	33,400	35,818
Crédit Agricole SA 4.375% 20253	3,025	3,368
Credit Suisse Group AG 3.00% 2021	5,000	5,156
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)3,5	21,863	22,855
Credit Suisse Group AG 3.80% 2023	16,500	17,835
Credit Suisse Group AG 4.194% 20313	6,825	7,975
Danske Bank AS 2.80% 20213	14,698	14,875
Danske Bank AS 2.70% 20223	10,000	10,321
Danske Bank AS 3.875% 20233	15,000	16,202
DNB Bank ASA 2.375% 20213	10,000	10,154
GE Capital Funding, LLC 4.40% 20303	15,000	15,829
Goldman Sachs Group, Inc. 5.25% 2021	2,000	2,089
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)5	3,600	3,753
Goldman Sachs Group, Inc. 3.50% 2025	10,000	11,091
Goldman Sachs Group, Inc. 2.60% 2030	11,179	11,927
Groupe BPCE SA 5.70% 20233	2,245	2,528
Groupe BPCE SA 5.15% 20243	5,300	5,964
Guardian Life Global Funding 2.90% 20243	21,285	23,099
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)5	6,315	6,630
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)5	20,450	21,450
HSBC Holdings PLC 1.645% 2026 (USD-SOFR + 1.538% on 4/18/2025)5	12,000	12,103
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)5	45,775	51,598
HSBC Holdings PLC 2.848% 2031	4,144	4,358
Intercontinental exchange, Inc. 0.70% 2023	18,850	18,984
Intesa Sanpaolo SpA 3.25% 20243	15,000	15,896
Intesa Sanpaolo SpA 3.875% 20273	6,179	6,537
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)5	16,150	16,522
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)5	56,000	59,129
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)5	40,000	41,792
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)5	4,000	4,290

Intermediate Bond Fund of America — Page 12 of 27

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)5	$10,000	$11,005
Lloyds Banking Group PLC 4.45% 2025	5,150	5,910
Metropolitan Life Global Funding I 2.40% 20223	16,490	17,079
Metropolitan Life Global Funding I 3.375% 20223	14,850	15,468
Metropolitan Life Global Funding I 1.95% 20233	5,000	5,178
Metropolitan Life Global Funding I 0.95% 20253	31,676	32,143
Metropolitan Life Global Funding I 3.45% 20263	2,330	2,682
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	30,000	30,558
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)5	6,479	7,003
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)5	20,015	21,421
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)5	32,959	34,710
Morgan Stanley 3.125% 2026	3,570	3,987
Morgan Stanley 3.875% 2026	7,200	8,271
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	2,028
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	28,343
New York Life Global Funding 1.95% 20203	1,625	1,627
New York Life Global Funding 1.70% 20213	12,500	12,698
New York Life Global Funding 2.00% 20213	12,274	12,403
New York Life Global Funding 2.25% 20223	11,120	11,535
New York Life Global Funding 2.875% 20243	25,000	27,031
New York Life Global Funding 0.95% 20253	3,368	3,410
New York Life Global Funding 2.00% 20253	24,000	25,428
PNC Bank 3.30% 2024	10,000	11,084
PNC Financial Services Group, Inc. 2.854% 2022	5,000	5,265
Rabobank Nederland 4.625% 2023	10,000	11,146
Royal Bank of Canada 2.80% 2022	31,000	32,295
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)5	23,500	24,523
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	13,246
Skandinaviska Enskilda Banken AB 2.80% 2022	8,300	8,611
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	20,000	21,472
Toronto-Dominion Bank 2.65% 2024	14,551	15,654
U.S. Bancorp 2.40% 2024	25,000	26,715
U.S. Bank NA 3.40% 2023	14,675	15,987
UniCredit SpA 3.75% 20223	13,650	14,120
UniCredit SpA 6.572% 20223	9,220	9,804
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)3,5	15,000	16,122
Unum Group 5.625% 2020	1,100	1,102
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)5	20,000	21,082
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)5	34,733	36,248
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)5	15,000	15,692
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)5	3,217	3,523
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)5	198	208
		1,314,381
Utilities 3.07%
American Electric Power Company, Inc. 4.30% 2028	8,285	9,766
Avangrid, Inc. 3.20% 2025	14,625	16,159
Centerpoint Energy, Inc. 2.50% 2022	4,510	4,675
CMS Energy Corp. 3.00% 2026	6,663	7,364
CMS Energy Corp. 3.45% 2027	8,732	9,814
Commonwealth Edison Company 2.55% 2026	11,270	12,275
Consumers Energy Co. 3.80% 2028	64	76
Dominion Resources, Inc. 3.90% 2025	11,130	12,731

Intermediate Bond Fund of America — Page 13 of 27

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dominion Resources, Inc., junior subordinated, 2.715% 2021	$32,400	$33,081
Dominion Resources, Inc., junior subordinated, 4.104% 2021	8,000	8,160
Dominion Resources, Inc., junior subordinated, 3.071% 2024	6,725	7,301
DTE Electric Co. 3.375% 2025	15,000	16,669
Duke Energy Carolinas, LLC 3.05% 2023	20,000	21,281
Duke Energy Corp. 3.75% 2024	3,200	3,528
Duke Energy Florida, LLC 1.75% 2030	24,469	25,170
Duke Energy Ohio, Inc. 2.125% 2030	2,600	2,752
Duke Energy Progress, LLC 3.375% 2023	11,295	12,304
Edison International 3.55% 2024	14,655	15,626
Edison International 4.95% 2025	12,493	13,764
Emera US Finance LP 2.70% 2021	2,890	2,936
Enel Finance International SA 2.75% 20233	14,375	15,021
Enel Finance International SA 3.50% 20283	4,575	5,092
Entergy Corp. 0.90% 2025	6,025	6,029
Entergy Corp. 2.40% 2026	11,820	12,909
Entergy Corp. 2.80% 2030	4,425	4,823
Evergy Inc. 2.45% 2024	3,024	3,212
Evergy Metro, Inc. 2.25% 2030	5,050	5,387
Eversource Energy 2.50% 2021	16,225	16,387
Eversource Energy 2.375% 2022	1,414	1,467
Exelon Corp. 2.45% 2021	12,840	12,988
Exelon Corp., junior subordinated, 3.497% 2022	2,870	3,006
FirstEnergy Corp. 2.85% 2022	25,000	25,698
FirstEnergy Corp. 2.05% 2025	12,923	13,214
FirstEnergy Corp. 1.60% 2026	20,220	20,058
FirstEnergy Corp. 3.90% 2027	7,424	8,152
FirstEnergy Corp. 2.25% 2030	3,850	3,835
FirstEnergy Corp. 2.65% 2030	1,500	1,545
FirstEnergy Corp., Series B, 4.25% 2023	14,715	15,618
Florida Power & Light Co. 2.85% 2025	36,415	40,111
Interstate Power and Light Co. 2.30% 2030	1,925	2,022
MidAmerican Energy Holdings Co. 3.10% 2027	413	465
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,750	16,938
NextEra Energy Capital Holdings, Inc. 2.25% 2030	99	104
Niagara Mohawk Power Corp. 3.508% 20243	6,205	6,817
Northern States Power Company, First Mortgage Bonds, 2.15% 2022	3,678	3,774
Oncor Electric Delivery Company LLC 2.75% 2024	15,000	16,189
Pacific Gas and Electric Co. 3.25% 2023	18,750	19,511
Pacific Gas and Electric Co. 3.85% 2023	6,220	6,599
Pacific Gas and Electric Co. 3.45% 2025	1,597	1,677
Pacific Gas and Electric Co. 2.95% 2026	21,921	22,408
Pacific Gas and Electric Co. 3.15% 2026	10,000	10,373
Pacific Gas and Electric Co. 2.10% 2027	16,875	16,495
Pacific Gas and Electric Co. 3.30% 2027	17,035	17,464
Pacific Gas and Electric Co. 3.30% 2027	7,000	7,212
Pacific Gas and Electric Co. 2.50% 2031	45,090	43,913
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,900	2,109
Progress Energy, Inc. 7.75% 2031	8,125	12,198
Public Service Company of Colorado 2.25% 2022	24,000	24,702
Public Service Company of Colorado 3.70% 2028	4,535	5,303
Public Service Company of Colorado 1.90% 2031	10,000	10,493
Public Service Enterprise Group Inc. 2.00% 2021	3,545	3,606
Public Service Enterprise Group Inc. 2.875% 2024	9,000	9,764

Intermediate Bond Fund of America — Page 14 of 27

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Enterprise Group Inc. 0.80% 2025	$3,000	$3,002
Public Service Enterprise Group Inc. 2.25% 2026	2,189	2,366
Puget Energy, Inc. 6.00% 2021	6,258	6,587
Puget Energy, Inc. 5.625% 2022	2,625	2,796
Puget Energy, Inc. 3.65% 2025	1,350	1,446
Southern California Edison Co. 3.70% 2025	36,381	40,548
Southern California Edison Co. 2.85% 2029	17,625	18,808
Southern California Edison Co. 2.25% 2030	10,030	10,210
Southern California Gas Co. 2.55% 2030	9,000	9,831
Southern Co. 2.95% 2023	3,862	4,110
Virginia Electric and Power Co. 2.95% 2022	4,662	4,786
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,398
Xcel Energy Inc. 3.30% 2025	5,429	6,118
Xcel Energy Inc. 3.35% 2026	5,000	5,685
		827,811
Health care 2.79%
Abbott Laboratories 3.40% 2023	4,034	4,420
AbbVie Inc. 2.30% 2021	10,000	10,122
AbbVie Inc. 3.45% 20223	8,464	8,800
AbbVie Inc. 2.60% 20243	42,500	45,575
AbbVie Inc. 3.85% 20243	5,000	5,521
AbbVie Inc. 3.80% 20253	5,917	6,621
AbbVie Inc. 2.95% 20263	18,065	19,885
Anthem, Inc. 2.375% 2025	30,000	32,008
AstraZeneca PLC 2.375% 2020	3,012	3,025
AstraZeneca PLC 2.375% 2022	20,000	20,696
AstraZeneca PLC 3.50% 2023	18,850	20,457
AstraZeneca PLC 0.70% 2026	27,766	27,556
Becton, Dickinson and Company 2.894% 2022	20,000	20,768
Becton, Dickinson and Company 3.70% 2027	10,927	12,390
Boston Scientific Corp. 3.45% 2024	17,875	19,452
Boston Scientific Corp. 1.90% 2025	4,880	5,119
Bristol-Myers Squibb Co. 2.90% 2024	35,000	38,178
Bristol-Myers Squibb Co. 3.20% 2026	14,281	16,249
Centene Corp. 4.75% 2025	5,000	5,149
Cigna Corp. 3.75% 2023	7,732	8,421
Cigna Corp. 4.125% 2025	8,415	9,732
CVS Health Corp. 3.35% 2021	5,595	5,683
CVS Health Corp. 4.10% 2025	1,441	1,644
CVS Health Corp. 1.30% 2027	5,000	4,975
CVS Health Corp. 3.625% 2027	5,440	6,169
EMD Finance LLC 2.95% 20223	4,620	4,771
EMD Finance LLC 3.25% 20253	36,370	40,323
GlaxoSmithKline PLC 3.125% 2021	33,350	34,039
GlaxoSmithKline PLC 2.85% 2022	10,000	10,426
GlaxoSmithKline PLC 2.875% 2022	20,000	20,861
GlaxoSmithKline PLC 3.375% 2023	775	838
GlaxoSmithKline PLC 3.00% 2024	14,515	15,773
GlaxoSmithKline PLC 3.625% 2025	10,000	11,395
Merck & Co., Inc. 2.80% 2023	26,506	28,271
Merck & Co., Inc. 2.90% 2024	11,284	12,218
Novartis Capital Corp. 1.75% 2025	2,361	2,475
Novartis Capital Corp. 2.00% 2027	1,545	1,643

Intermediate Bond Fund of America — Page 15 of 27

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Pfizer Inc. 2.95% 2024	$29,990	$32,557
Pfizer Inc. 2.625% 2030	13,778	15,394
Regeneron Pharmaceuticals, Inc. 1.75% 2030	8,146	7,962
Shire PLC 2.40% 2021	5,168	5,273
Shire PLC 2.875% 2023	14,299	15,234
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	44,912	50,241
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	12,749	12,964
UnitedHealth Group Inc. 2.125% 2021	18,100	18,282
UnitedHealth Group Inc. 2.375% 2024	8,045	8,616
UnitedHealth Group Inc. 3.50% 2024	14,265	15,704
UnitedHealth Group Inc. 2.00% 2030	15,000	15,724
Upjohn Inc. 1.65% 20253	6,807	7,000
Upjohn Inc. 2.30% 20273	3,304	3,445
		750,044
Consumer staples 1.92%
Altria Group, Inc. 3.80% 2024	4,780	5,245
Altria Group, Inc. 2.35% 2025	6,902	7,349
Altria Group, Inc. 4.40% 2026	16,790	19,454
Altria Group, Inc. 4.80% 2029	9,573	11,457
Anheuser-Busch InBev NV 3.70% 2024	5,694	6,261
British American Tobacco PLC 2.789% 2024	35,000	37,249
British American Tobacco PLC 3.215% 2026	25,000	27,170
British American Tobacco PLC 4.70% 2027	3,931	4,560
Coca-Cola Co. 1.75% 2024	45,000	47,242
Conagra Brands, Inc. 3.80% 2021	40,245	41,764
Conagra Brands, Inc. 4.30% 2024	35,980	40,278
Costco Wholesale Corp. 1.375% 2027	13,071	13,366
Costco Wholesale Corp. 1.60% 2030	10,000	10,254
Keurig Dr Pepper Inc. 3.551% 2021	7,500	7,678
Keurig Dr Pepper Inc. 4.057% 2023	30,000	32,803
Keurig Dr Pepper Inc. 4.417% 2025	5,321	6,194
Nestlé Holdings, Inc. 3.10% 20213	7,000	7,190
Nestlé Holdings, Inc. 3.35% 20233	27,913	30,372
Philip Morris International Inc. 2.90% 2021	4,500	4,641
Philip Morris International Inc. 2.375% 2022	13,000	13,482
Philip Morris International Inc. 2.50% 2022	15,000	15,660
Philip Morris International Inc. 1.50% 2025	15,436	15,980
Procter & Gamble Co. 2.45% 2025	6,163	6,693
Procter & Gamble Co. 2.80% 2027	3,058	3,427
Reynolds American Inc. 4.00% 2022	960	1,018
Reynolds American Inc. 4.45% 2025	5,940	6,766
Unilever Capital Corp. 1.375% 2021	15,000	15,155
Unilever Capital Corp. 2.60% 2024	32,500	34,931
Wal-Mart Stores, Inc. 2.85% 2024	32,500	35,349
WM. Wrigley Jr. Co. 3.375% 20203	9,106	9,126
		518,114
Consumer discretionary 1.52%
Amazon.com, Inc. 3.30% 2021	5,000	5,167
Amazon.com, Inc. 1.20% 2027	5,000	5,105
Amazon.com, Inc. 1.50% 2030	5,000	5,113
American Honda Finance Corp. 2.65% 2021	25,000	25,259
American Honda Finance Corp. 2.20% 2022	43,500	44,930

Intermediate Bond Fund of America — Page 16 of 27

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
American Honda Finance Corp. 2.60% 2022	$12,000	$12,590
American Honda Finance Corp. 0.875% 2023	10,000	10,096
American Honda Finance Corp. 1.20% 2025	15,273	15,476
Bayerische Motoren Werke AG 3.15% 20243	30,000	32,327
BMW Finance NV 2.25% 20223	22,500	23,204
DaimlerChrysler North America Holding Corp. 2.00% 20213	6,100	6,170
DaimlerChrysler North America Holding Corp. 3.00% 20213	12,500	12,648
DaimlerChrysler North America Holding Corp. 2.55% 20223	15,000	15,544
General Motors Co. 5.40% 2023	3,822	4,240
General Motors Financial Co. (3-month USD-LIBOR + 0.54%) 0.789% 20202	8,485	8,484
General Motors Financial Co. 3.45% 2022	13,485	13,854
General Motors Financial Co. 2.75% 2025	10,000	10,337
General Motors Financial Co. 2.90% 2025	12,000	12,482
Home Depot, Inc. 2.50% 2027	5,000	5,480
Hyundai Capital America 2.75% 20203	32,950	32,982
Hyundai Capital America 3.25% 20223	5,008	5,224
Hyundai Capital Services Inc. 2.625% 20203	2,090	2,093
Toyota Motor Credit Corp. (3-month USD-LIBOR + 0.15%) 0.418% 20202	15,000	15,003
Toyota Motor Credit Corp. 2.70% 2023	4,890	5,147
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,458
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,915
Volkswagen Group of America Finance, LLC 4.00% 20213	4,105	4,272
Volkswagen Group of America Finance, LLC 2.70% 20223	21,732	22,608
Volkswagen Group of America Finance, LLC 2.90% 20223	10,000	10,381
Volkswagen Group of America Finance, LLC 3.125% 20233	10,000	10,618
Volkswagen Group of America Finance, LLC 4.25% 20233	9,500	10,519
Volkswagen Group of America Finance, LLC 2.85% 20243	6,176	6,593
		410,319
Communication services 1.21%
Alphabet Inc. 0.45% 2025	7,885	7,876
Alphabet Inc. 0.80% 2027	20,785	20,779
Alphabet Inc. 1.10% 2030	2,500	2,490
Alphabet Inc. 2.05% 2050	2,055	1,951
AT&T Inc. 2.30% 2027	39,481	41,932
AT&T Inc. 1.65% 2028	11,360	11,533
AT&T Inc. 2.75% 2031	10,000	10,613
AT&T Inc. 2.25% 2032	1,800	1,829
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	45,000	50,193
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	10,157	10,695
Comcast Corp. 3.95% 2025	25,105	28,962
Comcast Corp. 2.65% 2030	15,000	16,407
Comcast Corp. 1.50% 2031	6,000	5,966
Comcast Corp. 1.95% 2031	6,874	7,086
Discovery Communications, Inc. 3.625% 2030	4,772	5,289
Fox Corp. 3.05% 2025	2,685	2,944
Fox Corp. 3.50% 2030	3,198	3,605
T-Mobile US, Inc. 3.50% 20253	19,675	21,757
T-Mobile US, Inc. 1.50% 20263	7,500	7,627
T-Mobile US, Inc. 3.75% 20273	30,000	33,957
T-Mobile US, Inc. 2.05% 20283	950	974
T-Mobile US, Inc. 3.875% 20303	7,950	9,096
Verizon Communications Inc. 2.625% 2026	9,771	10,762

Intermediate Bond Fund of America — Page 17 of 27

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 3.00% 2027	$7,925	$8,860
Verizon Communications Inc. 4.329% 2028	2,000	2,424
		325,607
Information technology 1.15%
Apple Inc. 1.80% 2024	38,750	40,762
Apple Inc. 0.55% 2025	20,000	20,064
Apple Inc. 1.125% 2025	7,590	7,794
Apple Inc. 1.25% 2030	18,000	18,017
Broadcom Inc. 3.15% 2025	15,000	16,257
Broadcom Inc. 4.70% 2025	1,834	2,097
Broadcom Ltd. 3.875% 2027	7,500	8,318
Fiserv, Inc. 3.20% 2026	54,500	61,139
Fiserv, Inc. 2.65% 2030	3,836	4,128
Global Payments Inc. 2.65% 2025	10,000	10,699
Global Payments Inc. 2.90% 2030	4,648	5,018
International Business Machines Corp. 3.00% 2024	35,000	38,067
International Business Machines Corp. 1.70% 2027	10,000	10,368
International Business Machines Corp. 1.95% 2030	4,000	4,139
Intuit Inc. 0.65% 2023	13,955	14,068
Intuit Inc. 0.95% 2025	8,835	8,946
Intuit Inc. 1.35% 2027	4,010	4,105
PayPal Holdings, Inc. 1.35% 2023	10,020	10,260
PayPal Holdings, Inc. 1.65% 2025	6,989	7,263
PayPal Holdings, Inc. 2.30% 2030	1,833	1,952
Visa Inc. 2.80% 2022	4,000	4,222
Visa Inc. 0.75% 2027	4,900	4,874
Visa Inc. 1.10% 2031	8,000	7,806
		310,363
Energy 1.04%
Baker Hughes, a GE Co. 4.486% 2030	2,040	2,391
BP Capital Markets PLC 3.79% 2024	30,000	32,958
Canadian Natural Resources Ltd. 2.95% 2023	10,000	10,419
Canadian Natural Resources Ltd. 2.05% 2025	1,990	2,042
Canadian Natural Resources Ltd. 3.85% 2027	6,644	7,205
Chevron Corp. 2.10% 2021	10,000	10,114
Chevron Corp. 2.498% 2022	6,000	6,189
Chevron Corp. 1.554% 2025	10,000	10,410
Chevron Corp. 1.995% 2027	11,101	11,780
Chevron USA Inc. 0.687% 2025	3,543	3,547
Chevron USA Inc. 1.018% 2027	2,992	2,986
Enbridge Inc. 2.90% 2022	22,500	23,419
Enbridge Inc. 4.00% 2023	10,000	10,880
Enbridge Inc. 2.50% 2025	2,500	2,639
Energy Transfer Operating, LP 2.90% 2025	7,203	7,409
Energy Transfer Operating, LP 3.75% 2030	4,000	3,973
Energy Transfer Partners, LP 4.20% 2023	8,105	8,606
Exxon Mobil Corp. 2.222% 2021	15,000	15,123
Exxon Mobil Corp. 2.019% 2024	9,779	10,318
Exxon Mobil Corp. 2.992% 2025	5,000	5,496
Exxon Mobil Corp. 2.61% 2030	5,000	5,440
Marathon Petroleum Corp. 4.50% 2023	10,000	10,890
MPLX LP 1.75% 2026	7,911	7,919

Intermediate Bond Fund of America — Page 18 of 27

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 2.20% 2025	$878	$875
ONEOK, Inc. 5.85% 2026	25,377	29,281
ONEOK, Inc. 6.35% 2031	4,604	5,446
Plains All American Pipeline, LP 3.80% 2030	2,269	2,287
Shell International Finance BV 2.00% 2024	4,000	4,221
Statoil ASA 2.75% 2021	2,120	2,187
Total Capital International 2.434% 2025	6,245	6,706
TransCanada PipeLines Ltd. 2.50% 2022	10,000	10,372
TransCanada PipeLines Ltd. 4.10% 2030	3,343	3,884
Williams Companies, Inc. 3.50% 2030	3,166	3,485
		280,897
Industrials 0.95%
3M Co. 3.25% 2024	25,000	27,305
3M Co. 2.65% 2025	12,000	13,073
Boeing Company 2.70% 2022	5,000	5,104
Boeing Company 4.508% 2023	14,000	14,794
Boeing Company 4.875% 2025	2,500	2,722
Emerson Electric Co. 1.80% 2027	6,753	7,105
General Dynamics Corp. 3.00% 2021	3,000	3,057
General Dynamics Corp. 3.25% 2025	5,000	5,559
General Electric Co. 3.45% 2027	2,450	2,603
General Electric Co. 3.625% 2030	650	670
Honeywell International Inc. 1.85% 2021	12,500	12,710
Honeywell International Inc. 2.30% 2024	24,100	25,774
Lockheed Martin Corp. 1.85% 2030	2,175	2,256
Roper Technologies, Inc. 1.00% 2025	8,000	8,057
Siemens AG 1.70% 20213	20,000	20,300
Siemens AG 2.70% 20223	32,000	33,148
Siemens AG 2.90% 20223	5,000	5,220
Union Pacific Corp. 3.20% 2021	5,500	5,620
Union Pacific Corp. 3.50% 2023	38,750	41,935
Union Pacific Corp. 3.15% 2024	9,803	10,625
United Technologies Corp. 3.65% 2023	346	377
Vinci SA 3.75% 20293	5,175	6,152
Westinghouse Air Brake Technologies Corp. 4.40% 2024	2,197	2,390
		256,556
Real estate 0.50%
Alexandria Real Estate Equities, Inc. 3.80% 2026	5,745	6,576
Alexandria Real Estate Equities, Inc. 2.75% 2029	3,575	3,891
American Campus Communities, Inc. 4.125% 2024	8,465	9,162
American Campus Communities, Inc. 3.30% 2026	11,076	11,874
Equinix, Inc. 2.625% 2024	30,443	32,639
Equinix, Inc. 1.25% 2025	14,633	14,838
Equinix, Inc. 1.80% 2027	6,163	6,284
Equinix, Inc. 2.15% 2030	7,462	7,660
Kimco Realty Corp. 3.30% 2025	3,000	3,222
Scentre Group 3.25% 20253	2,725	2,859
WEA Finance LLC 3.25% 20203	3,605	3,608
WEA Finance LLC 3.75% 20243	3,790	3,968
Westfield Corp. Ltd. 3.15% 20223	27,910	28,400
		134,981

Intermediate Bond Fund of America — Page 19 of 27

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.16%	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 1.50% 2025	$4,543	$4,739
Air Products and Chemicals, Inc. 1.85% 2027	6,042	6,375
Air Products and Chemicals, Inc. 2.05% 2030	1,263	1,335
Anglo American Capital PLC 5.375% 20253	10,000	11,549
ArcelorMittal 3.60% 2024	2,058	2,167
Dow Chemical Co. 2.10% 2030	7,000	6,919
DowDuPont Inc. 4.205% 2023	3,000	3,316
Praxair, Inc. 1.10% 2030	4,191	4,086
Vale Overseas Ltd. 3.75% 2030	2,291	2,409
		42,895
Total corporate bonds, notes & loans		5,171,968
U.S. Treasury bonds & notes 17.69% U.S. Treasury 15.57%
U.S. Treasury 1.375% 2020	4,200	4,209
U.S. Treasury 1.75% 20206	36,800	36,901
U.S. Treasury 2.00% 2021	7,000	7,173
U.S. Treasury 2.875% 2021	12,500	12,883
U.S. Treasury 3.625% 2021	5,400	5,486
U.S. Treasury 8.00% 2021	5,700	6,241
U.S. Treasury 0.125% 2022	148,000	147,966
U.S. Treasury 0.125% 2022	30,000	29,994
U.S. Treasury 0.125% 2022	7,787	7,785
U.S. Treasury 1.50% 2022	9,718	9,989
U.S. Treasury 1.75% 2022	6,300	6,460
U.S. Treasury 2.00% 2022	38,700	40,316
U.S. Treasury 0.125% 2023	149,000	148,923
U.S. Treasury 0.125% 2023	144,822	144,720
U.S. Treasury 0.125% 2023	1,996	1,995
U.S. Treasury 0.25% 2023	60,000	60,179
U.S. Treasury 1.25% 2023	30,300	31,268
U.S. Treasury 1.375% 2023	9,000	9,336
U.S. Treasury 1.50% 2023	19,500	20,160
U.S. Treasury 2.50% 2023	38,855	41,211
U.S. Treasury 2.875% 2023	70,000	75,999
U.S. Treasury 2.875% 2023	32,000	34,805
U.S. Treasury 7.125% 2023	15,000	17,573
U.S. Treasury 1.25% 2024	90,000	93,714
U.S. Treasury 1.50% 2024	251,514	264,613
U.S. Treasury 1.50% 2024	45,282	47,679
U.S. Treasury 1.75% 2024	109,305	115,878
U.S. Treasury 1.75% 2024	50,000	52,949
U.S. Treasury 2.125% 2024	133,625	143,966
U.S. Treasury 2.375% 2024	50,000	53,823
U.S. Treasury 2.50% 2024	20,800	22,573
U.S. Treasury 0.25% 2025	225,000	224,951
U.S. Treasury 0.25% 2025	54,325	54,275
U.S. Treasury 0.25% 2025	30,000	29,973
U.S. Treasury 2.625% 2025	150,000	168,296
U.S. Treasury 2.75% 2025	135,000	151,556
U.S. Treasury 2.875% 2025	90,000	102,055
U.S. Treasury 1.625% 2026	50,000	53,721
U.S. Treasury 1.625% 2026	47,456	50,946

Intermediate Bond Fund of America — Page 20 of 27

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2026	$130,000	$141,286
U.S. Treasury 1.875% 20266	86,000	93,529
U.S. Treasury 0.375% 2027	207,000	205,458
U.S. Treasury 0.375% 2027	75,000	75,041
U.S. Treasury 0.50% 2027	196,480	196,854
U.S. Treasury 0.50% 2027	60,000	60,092
U.S. Treasury 0.625% 2030	75,035	74,548
U.S. Treasury 0.625% 2030	64,429	63,921
U.S. Treasury 1.50% 2030	30,500	32,828
U.S. Treasury 1.125% 2040	20,750	20,303
U.S. Treasury 2.50% 20466	37,000	45,440
U.S. Treasury 2.50% 2046	19,500	23,928
U.S. Treasury 2.875% 2046	13,500	17,749
U.S. Treasury 2.375% 20496	94,900	115,460
U.S. Treasury 2.875% 20496	37,600	50,173
U.S. Treasury 1.25% 20506	357,500	337,640
U.S. Treasury 1.375% 2050	107,000	104,384
U.S. Treasury 2.00% 2050	5,000	5,636
		4,196,810
U.S. Treasury inflation-protected securities 2.12%
U.S. Treasury Inflation-Protected Security 0.625% 20237	73,883	77,827
U.S. Treasury Inflation-Protected Security 0.50% 20247	66,429	71,143
U.S. Treasury Inflation-Protected Security 0.125% 20257	74,840	80,480
U.S. Treasury Inflation-Protected Security 0.125% 20307	50,091	56,026
U.S. Treasury Inflation-Protected Security 2.125% 20417	1,283	2,008
U.S. Treasury Inflation-Protected Security 0.75% 20426,7	149,584	189,471
U.S. Treasury Inflation-Protected Security 0.25% 20507	78,199	93,104
		570,059
Total U.S. Treasury bonds & notes		4,766,869
Asset-backed obligations 7.88%
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20211,3	7,553	7,574
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 20221,3	27,650	28,065
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20221,3	8,020	8,089
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 20231,3	4,105	4,196
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 20241,3	7,610	7,805
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 20241,3	3,231	3,391
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 20251,3	20,430	21,533
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 20251,3	19,300	20,500
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 20261,3	60,061	61,555
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 20261,3	7,105	7,274
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20271,3	31,121	31,590
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20271,3	2,765	2,864
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 20251,3	15,154	15,252
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 20261,3	2,114	2,128
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87% 20241	2,600	2,707
American Express Credit Account Master Trust, Series 2018-5, Class A, 0.502% 20251,2	2,110	2,114
American Express Credit Account Master Trust, Series 2017-5, Class A, 0.542% 20251,2	7,535	7,569
American Express Credit Account Master Trust, Series 2019-3, Class A, 2.00% 20251	11,600	12,006
American Express Credit Account Master Trust, Series 2017-7, Class A, 2.35% 20251	1,320	1,377
American Express Credit Account Master Trust, Series 2018-2, Class A, 3.01% 20251	12,000	12,810
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 20241	3,556	3,562

Intermediate Bond Fund of America — Page 21 of 27

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48% 20261	$4,500	$4,547
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.47% 20311,3	5,781	5,786
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.28% 20311,3	8,500	8,468
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 20231	69,166	69,789
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20601,3	67,510	68,679
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20601,3	10,656	10,888
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20601,3	4,940	5,049
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20601,3	1,115	1,147
Chase Issuance Trust, Series 2020-A1, Class A1, 1.53% 20251	12,700	13,063
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 0.525% 20241,2	50,993	51,250
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6, 3.21% 20241	6,810	7,254
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 0.494% 20251,2	2,135	2,144
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 20451,3	11,637	11,640
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20221,2,3	22,719	23,053
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 20221,3	406	407
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 20221,3	5,479	5,505
CPS Auto Receivables Trust, Series 2018-D, Class B, 3.61% 20221,3	5,993	6,026
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 20231,3	2,555	2,563
CPS Auto Receivables Trust, Series 2017-C, Class C, 2.86% 20231,3	17	17
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 20231,3	399	402
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 20231,3	4,500	4,554
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20241,3	1,667	1,703
CPS Auto Receivables Trust, Series 2018-C, Class C, 3.68% 20241,3	793	804
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 20251,3	2,227	2,265
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 20261,3	1,950	1,976
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 20261,3	1,665	1,723
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 20261,3	724	772
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class B, 3.94% 20271,3	4,431	4,549
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 20291,3	19,791	19,827
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 20291,3	13,861	13,927
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20291,3	6,670	6,836
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 20291,3	9,882	10,071
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73% 20291,3	4,108	4,132
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 20221	17,180	17,258
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 20231	6,740	6,827
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 20241	28,585	29,116
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 20241	1,263	1,270
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 20241	193	195
Drive Auto Receivables Trust, Series 2018-1 Class D, 3.81% 20241	177	181
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 20251	5,577	5,641
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 20251	18,985	19,607
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 20251	8,750	9,022
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 20251	21,500	22,121
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 20261	3,437	3,542
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 20281	3,964	4,116
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20221,3	3,144	3,157
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 20221,3	5,406	5,431
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 20221,3	123	123
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 20231,3	13,385	13,471
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 20231,3	20,325	20,470
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 20231,3	9,625	9,731
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 20231,3	12,140	12,315
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 20231,3	2,817	2,825
Drivetime Auto Owner Trust, Series 2017-4A, Class D, 3.47% 20231,3	756	761
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 20241,3	3,611	3,623

Intermediate Bond Fund of America — Page 22 of 27

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 20241,3	$7,000	$7,084
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 20241,3	208	209
Drivetime Auto Owner Trust, Series 2020-1, Class C, 2.29% 20251,3	17,485	17,777
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20251,3	2,475	2,514
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20251,3	10,260	10,490
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 20261,3	4,607	4,806
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 20261,3	387	417
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 20221,3	766	766
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 20221,3	1,174	1,183
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 20231,3	7,160	7,182
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 20231,3	28,149	28,345
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 20231,3	9,532	9,590
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 20231,3	26,380	26,668
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 20231,3	10,100	10,204
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 20231,3	8,641	8,815
Exeter Automobile Receivables Trust, Series 2018-2A, Class C, 3.69% 20231,3	11,837	11,960
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 20241,3	4,400	4,456
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 20241,3	7,500	7,601
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20241,3	7,690	7,922
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 20251,3	11,110	11,340
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 20251,3	6,695	6,978
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 20261,3	2,525	2,707
Ford Credit Auto Owner Trust, Series 2017-3, Class A, 2.48% 20241	16,000	16,589
Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.04% 20261	5,115	5,221
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20301,3	27,560	29,853
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20311,3	50,856	53,770
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20311,3	13,420	14,836
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20241	68,224	70,629
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20391,3	7,044	6,983
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 20231	3,029	3,054
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 20251	3,979	4,114
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.212% 20231,2	7,613	7,658
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 20241	3,386	3,465
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 20231,3	10,375	10,389
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 20241,3	5,856	5,867
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 20241,3	6,855	6,890
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20251,3	36,372	36,490
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 20251,3	28,286	28,313
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54% 20251	2,000	2,095
Honda Auto Receivables Owner Trust, Series 2018-4, Class A4, 3.30% 20251	1,500	1,571
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 20221,3	36,584	36,880
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 20221	30,927	31,087
Nissan Auto Lease Trust, Series 2020-A, Class A2A, 1.80% 20221	19,634	19,788
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A-3, 2.50% 20231	66,850	68,694
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A6, 5.68% 20371	508	517
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A3, 5.715% 20371	1,848	1,866
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20601,2,3	24,416	24,970
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.242% 20271,2,3	14,893	14,837
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.322% 20271,2,3	41,765	41,664
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 20241,3	4,379	4,425
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 20221	38	38
Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.67% 20241	5,500	5,508
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 20241	4,050	4,062

Intermediate Bond Fund of America — Page 23 of 27

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 20241	$34,450	$35,046
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81% 20241	18,050	18,351
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 20251	6,125	6,178
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42% 20251	26,445	27,170
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.305% 20251,2,3	12,704	12,685
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 20241	9,840	10,131
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 20251	30,000	31,084
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20381,3	2,161	2,183
Textainer Marine Containers Limited, Series 2020-1A, Class A, 2.73% 20451,3	10,604	10,717
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 20581,2,3	16,420	17,546
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20311,3	47,755	51,303
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20331,3	12,529	12,948
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 20241	10,145	10,500
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 20451,3	74,245	74,296
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 20451,3	5,254	5,268
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 20241	8,234	8,464
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 20221	40,513	40,862
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 20231,3	47,389	47,819
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 20231,3	4,936	4,974
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 20231,3	319	319
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 20241,3	7,875	7,911
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20241,3	18,760	19,069
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 20241,3	159	160
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 20251,3	9,355	9,410
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 20251,3	6,745	6,836
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 20261,3	4,475	4,587
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 20251	20,000	20,689
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 20251	18,800	19,341
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 20261	31,085	31,854
		2,124,418
Bonds & notes of governments & government agencies outside the U.S. 1.97%
Alberta (Province of) 1.875% 2024	20,000	21,058
Asian Development Bank 2.75% 2023	5,000	5,319
Caisse d’Amortissement de la Dette Sociale 3.375% 20243	9,090	10,052
European Stability Mechanism 2.125% 20223	58,322	60,665
Italy (Republic of) 2.375% 2024	29,500	30,578
Japan Bank for International Cooperation 2.125% 2020	12,700	12,748
Japan Bank for International Cooperation 3.125% 2021	38,336	39,290
Japan Bank for International Cooperation 0.625% 2023	14,800	14,886
Japan Bank for International Cooperation 2.50% 2024	12,280	13,192
Japan Finance Organization for Municipalities 2.625% 20223	13,000	13,452
KfW 0.375% 2025	45,034	45,050
Lithuania (Republic of) 6.625% 20223	23,244	25,200
Poland (Republic of) 3.00% 2023	10,000	10,639
Poland (Republic of) 4.00% 2024	9,215	10,298
Poland (Republic of) 3.25% 2026	945	1,070
Portuguese Republic 5.125% 2024	51,000	59,532
Qatar (State of) 3.875% 20233	23,475	25,302
Qatar (State of) 3.375% 20243	19,856	21,475
Qatar (State of) 4.00% 2029	10,000	11,738
Quebec (Province of) 2.375% 2022	18,999	19,545

Intermediate Bond Fund of America — Page 24 of 27

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Quebec (Province of) 0.60% 2025	$66,321	$66,350
Sweden (Kingdom of) 2.375% 20233	12,135	12,769
		530,208
Federal agency bonds & notes 1.61%
Fannie Mae 0.25% 2023	3,995	3,997
Fannie Mae 0.625% 2025	365,000	368,890
Fannie Mae 0.875% 2030	38,662	37,990
Freddie Mac 0.25% 2023	24,687	24,692
		435,569
Total bonds, notes & other debt instruments (cost: $24,711,456,000)		25,429,927
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative, preferred shares3	4,000	2,600
Total preferred securities (cost: $3,985,000)		2,600
Short-term securities 32.78% Money market investments 32.78%
Capital Group Central Cash Fund 0.14%8,9	88,336,190	8,834,502
Total short-term securities (cost: $8,834,957,000)		8,834,502
Total investment securities 127.14% (cost: $33,550,398,000)		34,267,029
Other assets less liabilities (27.14)%		(7,314,696)
Net assets 100.00%		$26,952,333

Intermediate Bond Fund of America — Page 25 of 27

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount10 (000)	Value at 8/31/202011 (000)	Unrealized (depreciation) appreciation at 8/31/2020 (000)
90 Day Euro Dollar Futures	Short	10,872	September 2020	$(2,718,000)	$(2,711,681)	$(1,853)
90 Day Euro Dollar Futures	Short	6,709	March 2021	(1,677,250)	(1,673,895)	(306)
90 Day Euro Dollar Futures	Short	2,086	March 2022	(521,500)	(520,457)	205
2 Year U.S. Treasury Note Futures	Long	4,373	January 2021	874,600	966,194	389
5 Year U.S. Treasury Note Futures	Long	2,681	January 2021	268,100	337,890	424
10 Year U.S. Treasury Note Futures	Short	489	December 2020	(48,900)	(68,093)	—12
10 Year Ultra U.S. Treasury Note Futures	Short	11,227	December 2020	(1,122,700)	(1,790,005)	1,421
20 Year U.S. Treasury Bond Futures	Long	205	December 2020	20,500	36,022	(113)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,558	December 2020	355,800	785,984	(2,945)
						$(2,778)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2020 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 8/31/2020 (000)
3-month USD-LIBOR	2.32658%	5/2/2024	$460,700	$(34,996)	$—	$(34,996)
U.S. EFFR	0.11%	5/18/2024	521,800	20	—	20
U.S. EFFR	0.1275%	6/25/2025	222,800	(202)	—	(202)
U.S. EFFR	0.0975%	6/30/2025	121,011	73	—	73
U.S. EFFR	0.105%	6/30/2025	222,800	52	—	52
U.S. EFFR	0.106%	6/30/2025	98,389	18	—	18
U.S. EFFR	0.093%	7/2/2025	91,600	77	—	77
U.S. EFFR	0.096%	7/2/2025	91,400	63	—	63
U.S. EFFR	0.10875%	7/6/2025	77,100	9	—	9
U.S. EFFR	0.0995%	7/9/2025	38,600	23	—	23
U.S. EFFR	0.105%	7/9/2025	38,600	12	—	12
U.S. EFFR	0.099%	7/10/2025	94,700	59	—	59
U.S. EFFR	0.0795%	7/13/2025	111,600	180	—	180
U.S. EFFR	0.045%	8/4/2025	100,500	356	—	356
U.S. EFFR	0.132%	9/2/2025	113,000	(60)	—	(60)
3-month USD-LIBOR	0.81%	7/28/2045	328,100	19,021	(194)	19,215
3-month USD-LIBOR	0.811%	7/27/2050	515,400	36,931	—	36,931
					$(194)	$21,830

Intermediate Bond Fund of America — Page 26 of 27

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,792,223,000, which represented 14.07% of the net assets of the fund.
4	Purchased on a TBA basis.
5	Step bond; coupon rate may change at a later date.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $194,437,000, which represented .72% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Rate represents the seven-day yield at 8/31/2020.
9	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
10	Notional amount is calculated based on the number of contracts and notional contract size.
11	Value is calculated based on the notional amount and current market price.
12	Amount less than one thousand.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP4-023-1020O-S78130	Intermediate Bond Fund of America — Page 27 of 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of Intermediate Bond Fund of America:

Opinion on the Investment Portfolio

We have audited the accompanying investment portfolio of Intermediate Bond Fund of America (the “Fund”), as of August 31, 2020, and the related notes (“investment portfolio”) (included in Item 6 of this Form N-CSR). In our opinion, the investment portfolio presents fairly, in all material respects, the investments in securities of the Fund as of August 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The investment portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the investment portfolio based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the investment portfolio is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the investment portfolio, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the investment portfolio. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the investment portfolio. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

October 13, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 30, 2020

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 30, 2020